FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA CC
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA CC
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA CC
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA CC (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Large Cap Growth Class B Shares (1)	Fidelity® VIP Value Strategies Initial Class (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	NVIT Fidelity Institutional AM® Emerging Markets Class D Shares (1)
Allspring VT Discovery SMID Cap Growth Class 2 Shares (1)	T. Rowe Price All-Cap Opportunities (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	T. Rowe Price Equity Income Service Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	T. Rowe Price International Stock (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA Aegon Bond Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Calvert VP SRI Balanced (1)	TA BlackRock Government Money Market Initial Class (1)
Calvert VP SRI Mid Cap (1)	TA BlackRock Real Estate Securities Initial Class (1)
Columbia – Acorn (1)	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
Columbia - Acorn International (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
Columbia - Select Mid Cap Growth Class 2 Shares (1)	TA International Focus Initial Class (1)
Columbia - Seligman Global Technology Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
CVT EAFE International Index Class I Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Dimensional VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Dimensional VA International Small (1)	TA JPMorgan Diversified Equity Allocation Initial Class (1)
Dimensional VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
Dimensional VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)
Dimensional VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (1)
Dimensional VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TSW International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Asset Manager 50% Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Equity-Income Initial Class (1)	Vanguard® Real Estate Index (1)
Fidelity® VIP Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
Fidelity® VIP Growth Initial Class (1)	Vanguard® Total Bond Market Index (1)
Fidelity® VIP Mid Cap Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	489.587	$34,491	$39,892	$4	$39,896	5,679	$5.862066	$35.779971
AB Sustainable Global Thematic Growth Class B Shares	4.448	160	135	10	145	71	2.060213	21.845120
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-	120.756672	145.412925
BNY Mellon Sustainable U.S. Equity Initial Shares	55,170.060	2,213,292	3,227,449	(1)	3,227,448	27,591	99.882217	126.718323
BNY Mellon Sustainable U.S. Equity Service Shares	0.069	2	4	(4)	-	-	4.034780	26.575073
BNY Mellon VIF Appreciation Service Shares	1,954.302	68,469	63,945	(9)	63,936	12,489	4.369832	25.772571
BNY Mellon VIF Growth and Income Initial Shares	37,284.474	1,178,878	1,483,176	(6)	1,483,170	10,439	134.069106	166.215066
Calvert VP SRI Balanced	1,102,011.362	2,540,337	3,140,732	3	3,140,735	41,887	68.166803	82.864004
Calvert VP SRI Mid Cap	153,388.415	4,238,009	4,060,191	18	4,060,209	50,323	71.823930	87.255864
Columbia - Acorn	146,308.477	2,227,381	2,326,305	75	2,326,380	291,230	4.813305	146.679596
Columbia - Acorn International	67,630.948	1,436,521	1,382,377	(7)	1,382,370	292,353	1.477741	106.839942
Columbia - Select Mid Cap Growth Class 2 Shares	664.767	21,498	41,362	1	41,363	10,648	3.325259	25.269467
Columbia - Seligman Global Technology Class 2 Shares	4,528.183	97,992	153,822	(4)	153,818	11,836	11.123287	54.447985
Columbia - Small Company Growth Class 1 Shares	65,234.137	886,222	977,207	(45)	977,162	102,791	6.032747	92.556242
CVT EAFE International Index Class I Shares	13,720.637	1,114,887	1,680,915	14	1,680,929	758,754	2.094638	2.298825
Dimensional VA Global Bond	3,762,755.799	38,814,623	36,686,869	(43)	36,686,826	20,409,974	1.293642	28.235143
Dimensional VA International Small	1,765,666.394	21,311,701	26,096,549	28	26,096,577	3,973,435	3.481556	69.019736
Dimensional VA International Value	1,933,043.077	24,712,950	35,819,288	(3)	35,819,285	6,750,953	2.304023	70.753093
Dimensional VA Short-Term Fixed	3,078,582.140	31,348,815	31,001,322	(180)	31,001,142	21,019,071	0.948144	18.069619
Dimensional VA U.S. Large Value	1,760,903.836	49,111,166	61,473,153	(4)	61,473,149	9,507,971	3.880952	137.028055
Dimensional VA U.S. Targeted Value	1,646,340.867	32,069,931	36,680,475	56	36,680,531	4,861,537	3.913523	175.068194
Federated Hermes Fund for U.S. Government Securities II	175,611.575	1,707,725	1,634,944	(42)	1,634,902	906,412	1.318808	23.506561
Federated Hermes Government Money II Service Shares	5,322,452.809	5,322,453	5,322,453	(238)	5,322,215	3,910,912	0.912388	16.198835
Federated Hermes High Income Bond II Primary Shares	358,157.226	2,043,468	2,070,149	20	2,070,169	459,136	3.098420	49.482967
Federated Hermes Managed Volatility II Primary Shares	242,330.164	2,335,857	2,520,234	(4)	2,520,230	754,744	2.242409	47.499820
Fidelity® VIP Asset Manager 50% Initial Class	25,786.456	393,835	454,357	(3)	454,354	9,275	48.988993	60.152462
Fidelity® VIP Contrafund® Initial Class	149,237.222	7,057,963	8,937,817	(148)	8,937,669	1,261,392	5.945897	33.688882
Fidelity® VIP Equity-Income Initial Class	45,192.813	1,097,272	1,330,024	1	1,330,025	13,544	96.796603	118.324370
Fidelity® VIP Government Money Market Initial Class	1,529,530.900	1,529,531	1,529,531	(118)	1,529,413	96,519	14.372849	17.292695
Fidelity® VIP Growth Initial Class	27,929.710	2,489,912	2,729,291	1	2,729,292	13,743	192.378140	242.959425
Fidelity® VIP Mid Cap Initial Class	22,863.891	834,355	857,625	7	857,632	119,511	5.879847	20.494039
Fidelity® VIP Value Strategies Initial Class	46,715.626	716,695	744,180	19	744,199	148,951	4.323913	21.464093
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	43,744.384	467,687	639,543	8	639,551	41,619	13.218791	15.588478
T. Rowe Price All-Cap Opportunities	33,647.754	1,262,692	1,334,470	4	1,334,474	6,649	199.576123	235.785397
T. Rowe Price Equity Income Service Class	33,310.261	906,478	963,000	(3)	962,997	9,124	103.794597	127.389701
T. Rowe Price International Stock	12,057.301	185,868	191,711	(1)	191,710	6,116	31.138751	38.050021
TA Aegon Bond Initial Class	717,777.574	7,630,071	6,818,887	40	6,818,927	3,574,171	1.619606	10.273540
TA Aegon Sustainable Equity Income Initial Class	50,596.486	926,351	1,146,516	-	1,146,516	373,171	2.821856	14.922545
TA BlackRock Government Money Market Initial Class	3,946,853.260	3,946,853	3,946,853	(75)	3,946,778	3,602,727	1.019813	1.097428
TA BlackRock Real Estate Securities Initial Class	93,252.172	987,309	967,025	2	967,027	219,200	3.223945	54.282007
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	89,278.824	1,060,649	1,127,592	(8)	1,127,584	511,044	1.836401	14.575830
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	19,481.812	207,005	234,366	(8)	234,358	89,878	2.204116	17.303093

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA International Focus Initial Class	59,756.300	$485,701	$456,538	$7	$456,545	157,015	$2.364380	$14.528080
TA Janus Mid-Cap Growth Initial Class	21,168.736	673,498	668,297	21	668,318	149,587	3.529301	24.625690
TA JPMorgan Asset Allocation - Conservative Initial Class	76,144.912	771,405	722,615	18	722,633	289,313	2.154938	13.151993
TA JPMorgan Asset Allocation - Moderate Initial Class	129,938.591	1,480,614	1,533,275	(9)	1,533,266	518,342	2.594003	14.873105
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	129,098.980	1,438,370	1,572,426	(39)	1,572,387	424,123	3.108326	17.312139
TA JPMorgan Diversified Equity Allocation Initial Class	78,562.124	848,064	1,051,161	48	1,051,209	210,487	4.124914	23.064091
TA JPMorgan Enhanced Index Initial Class	86,057.265	2,082,233	2,515,454	33	2,515,487	200,146	5.594934	88.568771
TA Multi-Managed Balanced Initial Class	134,324.917	2,014,629	2,162,631	(29)	2,162,602	547,569	3.458052	19.883134
TA S&P 500 Index Initial Class	53,689.998	1,212,148	1,524,259	(1)	1,524,258	895,400	1.641151	17.049734
TA Small/Mid Cap Value Initial Class	99,435.557	1,960,559	1,921,095	69	1,921,164	175,391	4.060047	140.513234
TA T. Rowe Price Small Cap Initial Class	410,256.693	5,091,138	4,767,183	117	4,767,300	873,053	4.567791	20.435409
TA TSW International Equity Initial Class	40,763.664	585,021	726,408	(15)	726,393	199,824	2.638519	31.670717
TA WMC US Growth Initial Class	250,762.012	9,067,246	10,496,898	2	10,496,900	1,158,352	6.318474	37.264875
Vanguard® Equity Index	697,577.317	36,911,813	57,173,437	152	57,173,589	7,049,281	6.613267	29.566245
Vanguard® International	542,677.902	15,047,194	15,515,161	(97)	15,515,064	5,446,606	2.375485	22.767636
Vanguard® Mid-Cap Index	456,929.574	10,251,160	12,775,751	(73)	12,775,678	1,764,679	5.958897	21.036797
Vanguard® Real Estate Index	1,009,947.405	11,815,598	11,685,091	(7)	11,685,084	2,415,793	4.270594	13.170204
Vanguard® Short-Term Investment Grade	2,219,879.769	23,295,268	23,686,117	98	23,686,215	13,394,586	1.465386	10.953703
Vanguard® Total Bond Market Index	3,566,820.345	40,820,967	38,521,660	6	38,521,666	21,278,787	1.511202	10.087875

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$39,896	$-	$39,896
AB Sustainable Global Thematic Growth Class B Shares	145	-	145
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	3,176,699	50,749	3,227,448
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	63,936	-	63,936
BNY Mellon VIF Growth and Income Initial Shares	1,397,965	85,205	1,483,170
Calvert VP SRI Balanced	3,081,011	59,724	3,140,735
Calvert VP SRI Mid Cap	3,979,525	80,684	4,060,209
Columbia - Acorn	2,325,848	532	2,326,380
Columbia - Acorn International	1,382,260	110	1,382,370
Columbia - Select Mid Cap Growth Class 2 Shares	41,363	-	41,363
Columbia - Seligman Global Technology Class 2 Shares	153,818	-	153,818
Columbia - Small Company Growth Class 1 Shares	977,162	-	977,162
CVT EAFE International Index Class I Shares	1,651,150	29,779	1,680,929
Dimensional VA Global Bond	36,572,527	114,299	36,686,826
Dimensional VA International Small	25,969,100	127,477	26,096,577
Dimensional VA International Value	35,673,668	145,617	35,819,285
Dimensional VA Short-Term Fixed	30,706,661	294,481	31,001,142
Dimensional VA U.S. Large Value	61,111,116	362,033	61,473,149
Dimensional VA U.S. Targeted Value	36,457,020	223,511	36,680,531
Federated Hermes Fund for U.S. Government Securities II	1,617,786	17,116	1,634,902
Federated Hermes Government Money II Service Shares	5,313,769	8,446	5,322,215
Federated Hermes High Income Bond II Primary Shares	2,026,694	43,475	2,070,169
Federated Hermes Managed Volatility II Primary Shares	2,502,366	17,864	2,520,230
Fidelity® VIP Asset Manager 50% Initial Class	454,354	-	454,354
Fidelity® VIP Contrafund® Initial Class	8,925,637	12,032	8,937,669
Fidelity® VIP Equity-Income Initial Class	1,232,984	97,041	1,330,025
Fidelity® VIP Government Money Market Initial Class	1,452,943	76,470	1,529,413
Fidelity® VIP Growth Initial Class	2,598,147	131,145	2,729,292
Fidelity® VIP Mid Cap Initial Class	857,632	-	857,632
Fidelity® VIP Value Strategies Initial Class	743,982	217	744,199
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	638,347	1,204	639,551
T. Rowe Price All-Cap Opportunities	1,285,548	48,926	1,334,474
T. Rowe Price Equity Income Service Class	876,806	86,191	962,997
T. Rowe Price International Stock	191,710	-	191,710
TA Aegon Bond Initial Class	6,656,942	161,985	6,818,927
TA Aegon Sustainable Equity Income Initial Class	1,107,317	39,199	1,146,516
TA BlackRock Government Money Market Initial Class	3,923,847	22,931	3,946,778
TA BlackRock Real Estate Securities Initial Class	966,607	420	967,027
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	1,127,584	-	1,127,584

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	$234,358	$-	$234,358
TA International Focus Initial Class	456,545	-	456,545
TA Janus Mid-Cap Growth Initial Class	668,318	-	668,318
TA JPMorgan Asset Allocation - Conservative Initial Class	722,633	-	722,633
TA JPMorgan Asset Allocation - Moderate Initial Class	1,533,266	-	1,533,266
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,572,387	-	1,572,387
TA JPMorgan Diversified Equity Allocation Initial Class	1,051,209	-	1,051,209
TA JPMorgan Enhanced Index Initial Class	2,502,500	12,987	2,515,487
TA Multi-Managed Balanced Initial Class	2,147,331	15,271	2,162,602
TA S&P 500 Index Initial Class	1,524,258	-	1,524,258
TA Small/Mid Cap Value Initial Class	1,899,183	21,981	1,921,164
TA T. Rowe Price Small Cap Initial Class	4,745,713	21,587	4,767,300
TA TSW International Equity Initial Class	715,273	11,120	726,393
TA WMC US Growth Initial Class	10,360,554	136,346	10,496,900
Vanguard® Equity Index	56,913,369	260,220	57,173,589
Vanguard® International	15,402,328	112,736	15,515,064
Vanguard® Mid-Cap Index	12,682,367	93,311	12,775,678
Vanguard® Real Estate Index	11,546,775	138,309	11,685,084
Vanguard® Short-Term Investment Grade	23,576,960	109,255	23,686,215
Vanguard® Total Bond Market Index	38,392,352	129,314	38,521,666

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Large Cap Growth Class B Shares	AB Sustainable Global Thematic Growth Class B Shares	Allspring VT Discovery SMID Cap Growth Class 2 Shares	BNY Mellon Sustainable U.S. Equity Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 278,279	$ 178	$ -	$ 2,896,359

Investment Income:
Reinvested Dividends	-	-	-	17,161
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,616	3	-	31,166
Net Investment Income (Loss)	(1,616)	(3)	-	(14,005)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,397	-	-	20,430
Realized Gain (Loss) on Investments	45,915	(7)	-	109,572
Net Realized Capital Gains (Losses) on Investments	54,312	(7)	-	130,002
Net Change in Unrealized Appreciation (Depreciation)	7,918	17	-	536,351
Net Gain (Loss) on Investment	62,230	10	-	666,353

Net Increase (Decrease) in Net Assets Resulting from Operations	60,614	7	-	652,348

Increase (Decrease) in Net Assets from Contract Transactions	(169,564)	(24)	-	(379,933)

Total Increase (Decrease) in Net Assets	(108,950)	(17)	-	272,415

Net Assets as of December 31, 2024:	$ 169,329	$ 161	$ -	$ 3,168,774

Investment Income:
Reinvested Dividends	-	-	-	8,036
Investment Expense:
Mortality and Expense Risk and Administrative Charges	383	3	-	30,237
Net Investment Income (Loss)	(383)	(3)	-	(22,201)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,630	18	-	256,790
Realized Gain (Loss) on Investments	56,690	(7)	-	136,599
Net Realized Capital Gains (Losses) on Investments	60,320	11	-	393,389
Net Change in Unrealized Appreciation (Depreciation)	(51,022)	(3)	-	45,624
Net Gain (Loss) on Investment	9,298	8	-	439,013

Net Increase (Decrease) in Net Assets Resulting from Operations	8,915	5	-	416,812

Increase (Decrease) in Net Assets from Contract Transactions	(138,348)	(21)	-	(358,138)

Total Increase (Decrease) in Net Assets	(129,433)	(16)	-	58,674

Net Assets as of December 31, 2025:	$ 39,896	$ 145	$ -	$ 3,227,448
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Growth and Income Initial Shares	Calvert VP SRI Balanced
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 52,742	$ 1,557,609	$ 2,562,338

Investment Income:
Reinvested Dividends	-	104	7,228	48,346
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	532	17,345	32,112
Net Investment Income (Loss)	-	(428)	(10,117)	16,234

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,142	73,007	49,811
Realized Gain (Loss) on Investments	-	117	103,810	85,178
Net Realized Capital Gains (Losses) on Investments	-	4,259	176,817	134,989
Net Change in Unrealized Appreciation (Depreciation)	1	2,205	104,397	311,000
Net Gain (Loss) on Investment	1	6,464	281,214	445,989

Net Increase (Decrease) in Net Assets Resulting from Operations	1	6,036	271,097	462,223

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	(519,012)	(47,635)

Total Increase (Decrease) in Net Assets	-	6,036	(247,915)	414,588

Net Assets as of December 31, 2024:	$ -	$ 58,778	$ 1,309,694	$ 2,976,926

Investment Income:
Reinvested Dividends	-	98	6,233	48,916
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	558	16,911	33,220
Net Investment Income (Loss)	-	(460)	(10,678)	15,696

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,184	109,245	160,457
Realized Gain (Loss) on Investments	-	(161)	43,147	126,280
Net Realized Capital Gains (Losses) on Investments	-	9,023	152,392	286,737
Net Change in Unrealized Appreciation (Depreciation)	-	(3,405)	59,948	(4,036)
Net Gain (Loss) on Investment	-	5,618	212,340	282,701

Net Increase (Decrease) in Net Assets Resulting from Operations	-	5,158	201,662	298,397

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(28,186)	(134,588)

Total Increase (Decrease) in Net Assets	-	5,158	173,476	163,809

Net Assets as of December 31, 2025:	$ -	$ 63,936	$ 1,483,170	$ 3,140,735
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Calvert VP SRI Mid Cap	Columbia - Acorn	Columbia - Acorn International	Columbia - Select Mid Cap Growth Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 4,605,263	$ 2,757,752	$ 1,893,828	$ 93,417

Investment Income:
Reinvested Dividends	5,561	-	22,724	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,687	19,061	15,038	522
Net Investment Income (Loss)	(40,126)	(19,061)	7,686	(522)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,719	-	-	-
Realized Gain (Loss) on Investments	(145,346)	(245,307)	(90,995)	36,201
Net Realized Capital Gains (Losses) on Investments	(101,627)	(245,307)	(90,995)	36,201
Net Change in Unrealized Appreciation (Depreciation)	548,735	601,180	(68,098)	(21,808)
Net Gain (Loss) on Investment	447,108	355,873	(159,093)	14,393

Net Increase (Decrease) in Net Assets Resulting from Operations	406,982	336,812	(151,407)	13,871

Increase (Decrease) in Net Assets from Contract Transactions	(797,546)	(372,721)	(273,607)	(50,865)

Total Increase (Decrease) in Net Assets	(390,564)	(35,909)	(425,014)	(36,994)

Net Assets as of December 31, 2024:	$ 4,214,699	$ 2,721,843	$ 1,468,814	$ 56,423

Investment Income:
Reinvested Dividends	14,912	-	18,306	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,712	16,871	13,341	262
Net Investment Income (Loss)	(26,800)	(16,871)	4,965	(262)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	238,292	-	7,340	-
Realized Gain (Loss) on Investments	(39,607)	(244,862)	(65,752)	8,723
Net Realized Capital Gains (Losses) on Investments	198,685	(244,862)	(58,412)	8,723
Net Change in Unrealized Appreciation (Depreciation)	(153,247)	322,173	222,579	(3,287)
Net Gain (Loss) on Investment	45,438	77,311	164,167	5,436

Net Increase (Decrease) in Net Assets Resulting from Operations	18,638	60,440	169,132	5,174

Increase (Decrease) in Net Assets from Contract Transactions	(173,128)	(455,903)	(255,576)	(20,234)

Total Increase (Decrease) in Net Assets	(154,490)	(395,463)	(86,444)	(15,060)

Net Assets as of December 31, 2025:	$ 4,060,209	$ 2,326,380	$ 1,382,370	$ 41,363
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Columbia - Seligman Global Technology Class 2 Shares	Columbia - Small Company Growth Class 1 Shares	CVT EAFE International Index Class I Shares	Dimensional VA Global Bond
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 217,174	$ 1,029,644	$ 1,415,813	$ 38,845,826

Investment Income:
Reinvested Dividends	-	24,988	37,801	1,814,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,313	7,402	14,612	242,094
Net Investment Income (Loss)	(2,313)	17,586	23,189	1,571,994

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,134	-	-	-
Realized Gain (Loss) on Investments	30,825	(172,957)	53,566	(466,536)
Net Realized Capital Gains (Losses) on Investments	39,959	(172,957)	53,566	(466,536)
Net Change in Unrealized Appreciation (Depreciation)	4,759	371,028	(45,229)	656,575
Net Gain (Loss) on Investment	44,718	198,071	8,337	190,039

Net Increase (Decrease) in Net Assets Resulting from Operations	42,405	215,657	31,526	1,762,033

Increase (Decrease) in Net Assets from Contract Transactions	(143,156)	(307,292)	(121,828)	(3,150,933)

Total Increase (Decrease) in Net Assets	(100,751)	(91,635)	(90,302)	(1,388,900)

Net Assets as of December 31, 2024:	$ 116,423	$ 938,009	$ 1,325,511	$ 37,456,926

Investment Income:
Reinvested Dividends	-	-	38,093	1,492,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,006	6,381	15,456	231,219
Net Investment Income (Loss)	(2,006)	(6,381)	22,637	1,260,933

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,439	114,326	-	-
Realized Gain (Loss) on Investments	651	(60,184)	33,152	(371,720)
Net Realized Capital Gains (Losses) on Investments	14,090	54,142	33,152	(371,720)
Net Change in Unrealized Appreciation (Depreciation)	25,435	124,560	328,062	445,713
Net Gain (Loss) on Investment	39,525	178,702	361,214	73,993

Net Increase (Decrease) in Net Assets Resulting from Operations	37,519	172,321	383,851	1,334,926

Increase (Decrease) in Net Assets from Contract Transactions	(124)	(133,168)	(28,433)	(2,105,026)

Total Increase (Decrease) in Net Assets	37,395	39,153	355,418	(770,100)

Net Assets as of December 31, 2025:	$ 153,818	$ 977,162	$ 1,680,929	$ 36,686,826
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA International Small	Dimensional VA International Value	Dimensional VA Short-Term Fixed	Dimensional VA U.S. Large Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 24,131,509	$ 30,818,028	$ 33,978,984	$ 60,020,930

Investment Income:
Reinvested Dividends	797,556	1,189,984	1,590,588	1,223,527
Investment Expense:
Mortality and Expense Risk and Administrative Charges	153,078	198,171	220,799	385,882
Net Investment Income (Loss)	644,478	991,813	1,369,789	837,645

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	623,739	614,152	-	6,164,590
Realized Gain (Loss) on Investments	(79,582)	965,090	40,386	3,477,613
Net Realized Capital Gains (Losses) on Investments	544,157	1,579,242	40,386	9,642,203
Net Change in Unrealized Appreciation (Depreciation)	(385,155)	(680,642)	188,674	(2,954,841)
Net Gain (Loss) on Investment	159,002	898,600	229,060	6,687,362

Net Increase (Decrease) in Net Assets Resulting from Operations	803,480	1,890,413	1,598,849	7,525,007

Increase (Decrease) in Net Assets from Contract Transactions	(2,051,454)	(3,094,233)	(2,719,907)	(7,728,396)

Total Increase (Decrease) in Net Assets	(1,247,974)	(1,203,820)	(1,121,058)	(203,389)

Net Assets as of December 31, 2024:	$ 22,883,535	$ 29,614,208	$ 32,857,926	$ 59,817,541

Investment Income:
Reinvested Dividends	806,451	1,400,584	1,284,452	1,111,902
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,876	206,893	201,213	368,418
Net Investment Income (Loss)	649,575	1,193,691	1,083,239	743,484

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	975,728	1,019,515	-	3,472,973
Realized Gain (Loss) on Investments	543,808	2,491,578	(2,914)	3,228,239
Net Realized Capital Gains (Losses) on Investments	1,519,536	3,511,093	(2,914)	6,701,212
Net Change in Unrealized Appreciation (Depreciation)	5,501,527	7,495,053	40,565	1,079,401
Net Gain (Loss) on Investment	7,021,063	11,006,146	37,651	7,780,613

Net Increase (Decrease) in Net Assets Resulting from Operations	7,670,638	12,199,837	1,120,890	8,524,097

Increase (Decrease) in Net Assets from Contract Transactions	(4,457,596)	(5,994,760)	(2,977,674)	(6,868,489)

Total Increase (Decrease) in Net Assets	3,213,042	6,205,077	(1,856,784)	1,655,608

Net Assets as of December 31, 2025:	$ 26,096,577	$ 35,819,285	$ 31,001,142	$ 61,473,149
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA U.S. Targeted Value	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money II Service Shares	Federated Hermes High Income Bond II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 40,169,288	$ 1,635,901	$ 5,873,826	$ 2,889,650

Investment Income:
Reinvested Dividends	531,558	57,251	263,538	154,472
Investment Expense:
Mortality and Expense Risk and Administrative Charges	249,543	10,092	38,188	20,576
Net Investment Income (Loss)	282,015	47,159	225,350	133,896

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,589,410	-	-	-
Realized Gain (Loss) on Investments	1,372,521	(44,974)	-	(43,802)
Net Realized Capital Gains (Losses) on Investments	3,961,931	(44,974)	-	(43,802)
Net Change in Unrealized Appreciation (Depreciation)	(1,437,974)	(4,975)	-	57,609
Net Gain (Loss) on Investment	2,523,957	(49,949)	-	13,807

Net Increase (Decrease) in Net Assets Resulting from Operations	2,805,972	(2,790)	225,350	147,703

Increase (Decrease) in Net Assets from Contract Transactions	(4,797,303)	(136,194)	(454,032)	(318,864)

Total Increase (Decrease) in Net Assets	(1,991,331)	(138,984)	(228,682)	(171,161)

Net Assets as of December 31, 2024:	$ 38,177,957	$ 1,496,917	$ 5,645,144	$ 2,718,489

Investment Income:
Reinvested Dividends	641,726	57,912	204,459	152,282
Investment Expense:
Mortality and Expense Risk and Administrative Charges	228,986	10,171	36,252	18,173
Net Investment Income (Loss)	412,740	47,741	168,207	134,109

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,903,260	-	-	-
Realized Gain (Loss) on Investments	1,812,906	(51,106)	-	(85,447)
Net Realized Capital Gains (Losses) on Investments	4,716,166	(51,106)	-	(85,447)
Net Change in Unrealized Appreciation (Depreciation)	(2,215,829)	96,268	-	124,770
Net Gain (Loss) on Investment	2,500,337	45,162	-	39,323

Net Increase (Decrease) in Net Assets Resulting from Operations	2,913,077	92,903	168,207	173,432

Increase (Decrease) in Net Assets from Contract Transactions	(4,410,503)	45,082	(491,136)	(821,752)

Total Increase (Decrease) in Net Assets	(1,497,426)	137,985	(322,929)	(648,320)

Net Assets as of December 31, 2025:	$ 36,680,531	$ 1,634,902	$ 5,322,215	$ 2,070,169
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Federated Hermes Managed Volatility II Primary Shares	Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Equity-Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,675,145	$ 427,812	$ 6,598,135	$ 1,273,813

Investment Income:
Reinvested Dividends	61,643	9,981	13,364	20,313
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,030	5,846	52,801	15,926
Net Investment Income (Loss)	35,613	4,135	(39,437)	4,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,688	839,186	67,436
Realized Gain (Loss) on Investments	(6,926)	(491)	570,799	59,736
Net Realized Capital Gains (Losses) on Investments	(6,926)	2,197	1,409,985	127,172
Net Change in Unrealized Appreciation (Depreciation)	349,173	22,156	711,212	23,113
Net Gain (Loss) on Investment	342,247	24,353	2,121,197	150,285

Net Increase (Decrease) in Net Assets Resulting from Operations	377,860	28,488	2,081,760	154,672

Increase (Decrease) in Net Assets from Contract Transactions	(162,171)	(46,531)	(1,260,360)	(269,583)

Total Increase (Decrease) in Net Assets	215,689	(18,043)	821,400	(114,911)

Net Assets as of December 31, 2024:	$ 2,890,834	$ 409,769	$ 7,419,535	$ 1,158,902

Investment Income:
Reinvested Dividends	81,027	10,947	11,745	22,598
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,353	5,945	57,914	16,533
Net Investment Income (Loss)	55,674	5,002	(46,169)	6,065

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,431	19,239	1,326,225	69,632
Realized Gain (Loss) on Investments	(17,989)	1,242	441,893	61,926
Net Realized Capital Gains (Losses) on Investments	31,442	20,481	1,768,118	131,558
Net Change in Unrealized Appreciation (Depreciation)	62,028	28,597	(75,692)	58,776
Net Gain (Loss) on Investment	93,470	49,078	1,692,426	190,334

Net Increase (Decrease) in Net Assets Resulting from Operations	149,144	54,080	1,646,257	196,399

Increase (Decrease) in Net Assets from Contract Transactions	(519,748)	(9,495)	(128,123)	(25,276)

Total Increase (Decrease) in Net Assets	(370,604)	44,585	1,518,134	171,123

Net Assets as of December 31, 2025:	$ 2,520,230	$ 454,354	$ 8,937,669	$ 1,330,025
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Growth Initial Class	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Value Strategies Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 4,781,912	$ 2,446,599	$ 1,061,380	$ 1,134,123

Investment Income:
Reinvested Dividends	239,117	21	6,096	10,996
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,129	34,149	7,328	8,866
Net Investment Income (Loss)	196,988	(34,128)	(1,232)	2,130

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	541,156	142,854	151,183
Realized Gain (Loss) on Investments	-	251,341	22,644	53,271
Net Realized Capital Gains (Losses) on Investments	-	792,497	165,498	204,454
Net Change in Unrealized Appreciation (Depreciation)	-	(94,285)	11,816	(110,565)
Net Gain (Loss) on Investment	-	698,212	177,314	93,889

Net Increase (Decrease) in Net Assets Resulting from Operations	196,988	664,084	176,082	96,019

Increase (Decrease) in Net Assets from Contract Transactions	(130,459)	(564,710)	(94,934)	(163,593)

Total Increase (Decrease) in Net Assets	66,529	99,374	81,148	(67,574)

Net Assets as of December 31, 2024:	$ 4,848,441	$ 2,545,973	$ 1,142,528	$ 1,066,549

Investment Income:
Reinvested Dividends	194,818	7,530	3,507	7,881
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,854	33,143	5,877	6,885
Net Investment Income (Loss)	153,964	(25,613)	(2,370)	996

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	334,332	105,958	34,635
Realized Gain (Loss) on Investments	-	107,634	48,464	74,511
Net Realized Capital Gains (Losses) on Investments	-	441,966	154,422	109,146
Net Change in Unrealized Appreciation (Depreciation)	-	(100,586)	(78,808)	(77,325)
Net Gain (Loss) on Investment	-	341,380	75,614	31,821

Net Increase (Decrease) in Net Assets Resulting from Operations	153,964	315,767	73,244	32,817

Increase (Decrease) in Net Assets from Contract Transactions	(3,472,992)	(132,448)	(358,140)	(355,167)

Total Increase (Decrease) in Net Assets	(3,319,028)	183,319	(284,896)	(322,350)

Net Assets as of December 31, 2025:	$ 1,529,413	$ 2,729,292	$ 857,632	$ 744,199
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	T. Rowe Price All-Cap Opportunities	T. Rowe Price Equity Income Service Class	T. Rowe Price International Stock
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 669,656	$ 1,660,241	$ 1,151,851	$ 310,630

Investment Income:
Reinvested Dividends	8,551	1,082	20,432	2,447
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,354	21,285	15,278	3,896
Net Investment Income (Loss)	4,197	(20,203)	5,154	(1,449)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	167,165	69,718	6,333
Realized Gain (Loss) on Investments	11,616	180,657	2,002	5,295
Net Realized Capital Gains (Losses) on Investments	11,616	347,822	71,720	11,628
Net Change in Unrealized Appreciation (Depreciation)	23,432	7,635	33,341	(4,432)
Net Gain (Loss) on Investment	35,048	355,457	105,061	7,196

Net Increase (Decrease) in Net Assets Resulting from Operations	39,245	335,254	110,215	5,747

Increase (Decrease) in Net Assets from Contract Transactions	(155,246)	(463,773)	(190,327)	(64,468)

Total Increase (Decrease) in Net Assets	(116,001)	(128,519)	(80,112)	(58,721)

Net Assets as of December 31, 2024:	$ 553,655	$ 1,531,722	$ 1,071,739	$ 251,909

Investment Income:
Reinvested Dividends	1,881	-	14,995	3,584
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,107	17,498	12,554	2,729
Net Investment Income (Loss)	(2,226)	(17,498)	2,441	855

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	146,292	91,511	15,743
Realized Gain (Loss) on Investments	22,686	108,889	(3,717)	7,769
Net Realized Capital Gains (Losses) on Investments	22,686	255,181	87,794	23,512
Net Change in Unrealized Appreciation (Depreciation)	161,652	(99,616)	15,759	2,472
Net Gain (Loss) on Investment	184,338	155,565	103,553	25,984

Net Increase (Decrease) in Net Assets Resulting from Operations	182,112	138,067	105,994	26,839

Increase (Decrease) in Net Assets from Contract Transactions	(96,216)	(335,315)	(214,736)	(87,038)

Total Increase (Decrease) in Net Assets	85,896	(197,248)	(108,742)	(60,199)

Net Assets as of December 31, 2025:	$ 639,551	$ 1,334,474	$ 962,997	$ 191,710
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Bond Initial Class	TA Aegon Sustainable Equity Income Initial Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 9,158,563	$ 1,492,516	$ 2,799,738	$ 1,176,893

Investment Income:
Reinvested Dividends	354,591	32,655	159,369	24,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,518	15,163	27,298	7,191
Net Investment Income (Loss)	295,073	17,492	132,071	17,663

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(386,680)	(16,483)	-	(36,932)
Net Realized Capital Gains (Losses) on Investments	(386,680)	(16,483)	-	(36,932)
Net Change in Unrealized Appreciation (Depreciation)	218,145	227,208	-	28,251
Net Gain (Loss) on Investment	(168,535)	210,725	-	(8,681)

Net Increase (Decrease) in Net Assets Resulting from Operations	126,538	228,217	132,071	8,982

Increase (Decrease) in Net Assets from Contract Transactions	(1,462,139)	(143,911)	854,817	(104,833)

Total Increase (Decrease) in Net Assets	(1,335,601)	84,306	986,888	(95,851)

Net Assets as of December 31, 2024:	$ 7,822,962	$ 1,576,822	$ 3,786,626	$ 1,081,042

Investment Income:
Reinvested Dividends	454,568	20,352	105,891	19,393
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,532	13,624	22,316	6,575
Net Investment Income (Loss)	403,036	6,728	83,575	12,818

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,625	-	-
Realized Gain (Loss) on Investments	(328,975)	97,311	-	(47,902)
Net Realized Capital Gains (Losses) on Investments	(328,975)	108,936	-	(47,902)
Net Change in Unrealized Appreciation (Depreciation)	377,834	9,094	-	125,095
Net Gain (Loss) on Investment	48,859	118,030	-	77,193

Net Increase (Decrease) in Net Assets Resulting from Operations	451,895	124,758	83,575	90,011

Increase (Decrease) in Net Assets from Contract Transactions	(1,455,930)	(555,064)	76,577	(204,026)

Total Increase (Decrease) in Net Assets	(1,004,035)	(430,306)	160,152	(114,015)

Net Assets as of December 31, 2025:	$ 6,818,927	$ 1,146,516	$ 3,946,778	$ 967,027
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA International Focus Initial Class	TA Janus Mid-Cap Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,141,403	$ 315,133	$ 527,263	$ 1,140,937

Investment Income:
Reinvested Dividends	27,978	6,922	11,957	1,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,484	1,963	3,548	7,779
Net Investment Income (Loss)	21,494	4,959	8,409	(6,350)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,347	4,082	16,465	63,917
Realized Gain (Loss) on Investments	9,678	10,584	4,672	(2,904)
Net Realized Capital Gains (Losses) on Investments	23,025	14,666	21,137	61,013
Net Change in Unrealized Appreciation (Depreciation)	52,353	21,600	(35,301)	90,129
Net Gain (Loss) on Investment	75,378	36,266	(14,164)	151,142

Net Increase (Decrease) in Net Assets Resulting from Operations	96,872	41,225	(5,755)	144,792

Increase (Decrease) in Net Assets from Contract Transactions	(64,075)	(141,185)	(39,649)	(573,230)

Total Increase (Decrease) in Net Assets	32,797	(99,960)	(45,404)	(428,438)

Net Assets as of December 31, 2024:	$ 1,174,200	$ 215,173	$ 481,859	$ 712,499

Investment Income:
Reinvested Dividends	30,836	4,826	8,733	60
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,269	1,402	3,474	5,524
Net Investment Income (Loss)	24,567	3,424	5,259	(5,464)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,640	13,378	51,690	78,600
Realized Gain (Loss) on Investments	19,554	848	(41,035)	(16,036)
Net Realized Capital Gains (Losses) on Investments	65,194	14,226	10,655	62,564
Net Change in Unrealized Appreciation (Depreciation)	23,597	7,356	11,531	(10,672)
Net Gain (Loss) on Investment	88,791	21,582	22,186	51,892

Net Increase (Decrease) in Net Assets Resulting from Operations	113,358	25,006	27,445	46,428

Increase (Decrease) in Net Assets from Contract Transactions	(159,974)	(5,821)	(52,759)	(90,609)

Total Increase (Decrease) in Net Assets	(46,616)	19,185	(25,314)	(44,181)

Net Assets as of December 31, 2025:	$ 1,127,584	$ 234,358	$ 456,545	$ 668,318
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Diversified Equity Allocation Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 842,518	$ 1,348,195	$ 1,461,209	$ 2,834,476

Investment Income:
Reinvested Dividends	16,228	22,111	19,349	41,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,813	13,587	10,601	22,641
Net Investment Income (Loss)	10,415	8,524	8,748	18,918

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	57,958
Realized Gain (Loss) on Investments	(30,338)	(3,050)	(23,712)	(11,527)
Net Realized Capital Gains (Losses) on Investments	(30,338)	(3,050)	(23,712)	46,431
Net Change in Unrealized Appreciation (Depreciation)	58,153	87,643	173,183	370,376
Net Gain (Loss) on Investment	27,815	84,593	149,471	416,807

Net Increase (Decrease) in Net Assets Resulting from Operations	38,230	93,117	158,219	435,725

Increase (Decrease) in Net Assets from Contract Transactions	(97,889)	(31,477)	(11,116)	(49,194)

Total Increase (Decrease) in Net Assets	(59,659)	61,640	147,103	386,531

Net Assets as of December 31, 2024:	$ 782,859	$ 1,409,835	$ 1,608,312	$ 3,221,007

Investment Income:
Reinvested Dividends	31,890	48,690	41,518	50,831
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,711	14,177	10,241	18,980
Net Investment Income (Loss)	26,179	34,513	31,277	31,851

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	96,679
Realized Gain (Loss) on Investments	(12,479)	(238)	(14,569)	213,866
Net Realized Capital Gains (Losses) on Investments	(12,479)	(238)	(14,569)	310,545
Net Change in Unrealized Appreciation (Depreciation)	61,117	117,327	164,499	143,148
Net Gain (Loss) on Investment	48,638	117,089	149,930	453,693

Net Increase (Decrease) in Net Assets Resulting from Operations	74,817	151,602	181,207	485,544

Increase (Decrease) in Net Assets from Contract Transactions	(135,043)	(28,171)	(217,132)	(2,655,342)

Total Increase (Decrease) in Net Assets	(60,226)	123,431	(35,925)	(2,169,798)

Net Assets as of December 31, 2025:	$ 722,633	$ 1,533,266	$ 1,572,387	$ 1,051,209
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Enhanced Index Initial Class	TA Multi-Managed Balanced Initial Class	TA S&P 500 Index Initial Class	TA Small/Mid Cap Value Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,082,164	$ 1,753,259	$ 436,258	$ 2,539,487

Investment Income:
Reinvested Dividends	21,837	38,505	7,549	22,701
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,006	14,768	4,183	16,256
Net Investment Income (Loss)	(169)	23,737	3,366	6,445

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	107,623	83,924	15,148	75,970
Realized Gain (Loss) on Investments	442,564	23,187	2,954	24,848
Net Realized Capital Gains (Losses) on Investments	550,187	107,111	18,102	100,818
Net Change in Unrealized Appreciation (Depreciation)	148,718	121,097	118,878	93,204
Net Gain (Loss) on Investment	698,905	228,208	136,980	194,022

Net Increase (Decrease) in Net Assets Resulting from Operations	698,736	251,945	140,346	200,467

Increase (Decrease) in Net Assets from Contract Transactions	(1,280,204)	32,563	281,619	(600,936)

Total Increase (Decrease) in Net Assets	(581,468)	284,508	421,965	(400,469)

Net Assets as of December 31, 2024:	$ 2,500,696	$ 2,037,767	$ 858,223	$ 2,139,018

Investment Income:
Reinvested Dividends	16,693	43,451	8,931	24,003
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,047	15,295	6,290	12,904
Net Investment Income (Loss)	(354)	28,156	2,641	11,099

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	279,737	257,336	5,029	201,065
Realized Gain (Loss) on Investments	137,509	23,898	8,619	17,126
Net Realized Capital Gains (Losses) on Investments	417,246	281,234	13,648	218,191
Net Change in Unrealized Appreciation (Depreciation)	(67,182)	(68,928)	148,660	(54,187)
Net Gain (Loss) on Investment	350,064	212,306	162,308	164,004

Net Increase (Decrease) in Net Assets Resulting from Operations	349,710	240,462	164,949	175,103

Increase (Decrease) in Net Assets from Contract Transactions	(334,919)	(115,627)	501,086	(392,957)

Total Increase (Decrease) in Net Assets	14,791	124,835	666,035	(217,854)

Net Assets as of December 31, 2025:	$ 2,515,487	$ 2,162,602	$ 1,524,258	$ 1,921,164
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA T. Rowe Price Small Cap Initial Class	TA TSW International Equity Initial Class	TA WMC US Growth Initial Class	Vanguard® Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 4,865,157	$ 817,676	$ 9,532,552	$ 51,990,884

Investment Income:
Reinvested Dividends	-	22,968	1,043	719,865
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,179	7,295	68,252	348,970
Net Investment Income (Loss)	(34,179)	15,673	(67,209)	370,895

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	183,099	-	849,772	2,058,048
Realized Gain (Loss) on Investments	(186,126)	16,684	632,953	4,155,095
Net Realized Capital Gains (Losses) on Investments	(3,027)	16,684	1,482,725	6,213,143
Net Change in Unrealized Appreciation (Depreciation)	616,675	(10,241)	1,001,962	5,107,794
Net Gain (Loss) on Investment	613,648	6,443	2,484,687	11,320,937

Net Increase (Decrease) in Net Assets Resulting from Operations	579,469	22,116	2,417,478	11,691,832

Increase (Decrease) in Net Assets from Contract Transactions	(543,100)	(120,249)	(2,079,957)	(8,015,597)

Total Increase (Decrease) in Net Assets	36,369	(98,133)	337,521	3,676,235

Net Assets as of December 31, 2024:	$ 4,901,526	$ 719,543	$ 9,870,073	$ 55,667,119

Investment Income:
Reinvested Dividends	-	16,563	-	613,970
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,960	7,476	71,007	349,369
Net Investment Income (Loss)	(31,960)	9,087	(71,007)	264,601

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	728,100	35,675	1,630,941	1,183,010
Realized Gain (Loss) on Investments	(251,359)	48,508	297,567	4,913,151
Net Realized Capital Gains (Losses) on Investments	476,741	84,183	1,928,508	6,096,161
Net Change in Unrealized Appreciation (Depreciation)	(23,883)	113,636	(186,724)	2,409,616
Net Gain (Loss) on Investment	452,858	197,819	1,741,784	8,505,777

Net Increase (Decrease) in Net Assets Resulting from Operations	420,898	206,906	1,670,777	8,770,378

Increase (Decrease) in Net Assets from Contract Transactions	(555,124)	(200,056)	(1,043,950)	(7,263,908)

Total Increase (Decrease) in Net Assets	(134,226)	6,850	626,827	1,506,470

Net Assets as of December 31, 2025:	$ 4,767,300	$ 726,393	$ 10,496,900	$ 57,173,589
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 14,712,911	$ 13,550,563	$ 13,432,728	$ 25,346,745

Investment Income:
Reinvested Dividends	183,681	193,105	412,641	916,192
Investment Expense:
Mortality and Expense Risk and Administrative Charges	93,779	88,340	82,484	157,990
Net Investment Income (Loss)	89,902	104,765	330,157	758,202

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	486,230	160,936	348,108	-
Realized Gain (Loss) on Investments	(2,679)	544,927	(101,691)	(151,468)
Net Realized Capital Gains (Losses) on Investments	483,551	705,863	246,417	(151,468)
Net Change in Unrealized Appreciation (Depreciation)	645,188	1,052,621	12,400	422,946
Net Gain (Loss) on Investment	1,128,739	1,758,484	258,817	271,478

Net Increase (Decrease) in Net Assets Resulting from Operations	1,218,641	1,863,249	588,974	1,029,680

Increase (Decrease) in Net Assets from Contract Transactions	(1,266,101)	(2,553,783)	(1,803,991)	(1,698,806)

Total Increase (Decrease) in Net Assets	(47,460)	(690,534)	(1,215,017)	(669,126)

Net Assets as of December 31, 2024:	$ 14,665,451	$ 12,860,029	$ 12,217,711	$ 24,677,619

Investment Income:
Reinvested Dividends	131,831	161,097	331,116	989,222
Investment Expense:
Mortality and Expense Risk and Administrative Charges	95,164	82,105	75,806	149,635
Net Investment Income (Loss)	36,667	78,992	255,310	839,587

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	888,511	641,790	212,015	-
Realized Gain (Loss) on Investments	132,824	459,802	(58,680)	(36,048)
Net Realized Capital Gains (Losses) on Investments	1,021,335	1,101,592	153,335	(36,048)
Net Change in Unrealized Appreciation (Depreciation)	1,652,101	126,679	(111,584)	619,726
Net Gain (Loss) on Investment	2,673,436	1,228,271	41,751	583,678

Net Increase (Decrease) in Net Assets Resulting from Operations	2,710,103	1,307,263	297,061	1,423,265

Increase (Decrease) in Net Assets from Contract Transactions	(1,860,490)	(1,391,614)	(829,688)	(2,414,669)

Total Increase (Decrease) in Net Assets	849,613	(84,351)	(532,627)	(991,404)

Net Assets as of December 31, 2025:	$ 15,515,064	$ 12,775,678	$ 11,685,084	$ 23,686,215
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

Vanguard® Total Bond Market Index
Subaccount

Net Assets as of December 31, 2023:	$ 38,727,924

Investment Income:
Reinvested Dividends	1,064,074
Investment Expense:
Mortality and Expense Risk and Administrative Charges	226,714
Net Investment Income (Loss)	837,360

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(466,735)
Net Realized Capital Gains (Losses) on Investments	(466,735)
Net Change in Unrealized Appreciation (Depreciation)	(132,778)
Net Gain (Loss) on Investment	(599,513)

Net Increase (Decrease) in Net Assets Resulting from Operations	237,847

Increase (Decrease) in Net Assets from Contract Transactions	(1,244,304)

Total Increase (Decrease) in Net Assets	(1,006,457)

Net Assets as of December 31, 2024:	$ 37,721,467

Investment Income:
Reinvested Dividends	1,296,052
Investment Expense:
Mortality and Expense Risk and Administrative Charges	222,773
Net Investment Income (Loss)	1,073,279

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(557,649)
Net Realized Capital Gains (Losses) on Investments	(557,649)
Net Change in Unrealized Appreciation (Depreciation)	1,775,103
Net Gain (Loss) on Investment	1,217,454

Net Increase (Decrease) in Net Assets Resulting from Operations	2,290,733

Increase (Decrease) in Net Assets from Contract Transactions	(1,490,534)

Total Increase (Decrease) in Net Assets	800,199

Net Assets as of December 31, 2025:	$ 38,521,666
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA CC (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor's Edge Select® Variable Annuity, Advisor's Edge® Variable Annuity, Dimensional Variable Annuity, Marquee℠ Variable Annuity, Personal Manager® Variable Annuity, and Prism℠ Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery SMID Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid Cap Portfolio
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Acorn	Columbia - Acorn Fund
Columbia - Acorn International	Columbia - Acorn International Fund
Columbia - Select Mid Cap Growth Class 2 Shares	Columbia - Select Mid Cap Growth Fund Class 2 Shares
Columbia - Seligman Global Technology Class 2 Shares	Columbia - Seligman Global Technology Fund Class 2 Shares
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
Calvert Variable Trust, Inc.	Calvert Variable Trust, Inc.
CVT EAFE International Index Class I Shares	CVT EAFE International Index Portfolio Class I Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Federated Insurance	Federated Insurance
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager 50% Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Fidelity Institutional AM® Emerging Markets Fund Class D Shares
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Diversified Equity Allocation Initial Class	Transamerica JPMorgan Diversified Equity Allocation VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
Columbia - Acorn	Wanger Acorn
Columbia - Acorn International	Wanger International
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager Initial Class
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class B Shares	$3,632	$138,678
AB Sustainable Global Thematic Growth Class B Shares	18	26
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	338,079	461,627
BNY Mellon Sustainable U.S. Equity Service Shares	-	-
BNY Mellon VIF Appreciation Service Shares	9,283	559
BNY Mellon VIF Growth and Income Initial Shares	267,722	197,341
Calvert VP SRI Balanced	504,856	463,292
Calvert VP SRI Mid Cap	394,343	355,980
Columbia - Acorn	47,409	520,185
Columbia - Acorn International	57,617	300,885
Columbia - Select Mid Cap Growth Class 2 Shares	2,095	22,587
Columbia - Seligman Global Technology Class 2 Shares	13,440	2,129
Columbia - Small Company Growth Class 1 Shares	114,326	139,541
CVT EAFE International Index Class I Shares	89,402	95,196
Dimensional VA Global Bond	4,052,981	4,897,067
Dimensional VA International Small	2,794,867	5,627,181
Dimensional VA International Value	4,102,918	7,884,477
Dimensional VA Short-Term Fixed	3,058,589	4,952,937
Dimensional VA U.S. Large Value	7,070,052	9,722,119
Dimensional VA U.S. Targeted Value	5,507,312	6,601,802
Federated Hermes Fund for U.S. Government Securities II	380,000	287,175
Federated Hermes Government Money II Service Shares	1,776,588	2,099,474
Federated Hermes High Income Bond II Primary Shares	181,292	868,940
Federated Hermes Managed Volatility II Primary Shares	168,355	583,001
Fidelity® VIP Asset Manager 50% Initial Class	32,008	17,261
Fidelity® VIP Contrafund® Initial Class	2,136,754	984,789
Fidelity® VIP Equity-Income Initial Class	232,605	182,184
Fidelity® VIP Government Money Market Initial Class	1,605,729	4,924,706
Fidelity® VIP Growth Initial Class	518,719	342,447
Fidelity® VIP Mid Cap Initial Class	125,663	380,218
Fidelity® VIP Value Strategies Initial Class	85,535	405,075
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	1,904	100,349
T. Rowe Price All-Cap Opportunities	370,954	577,476
T. Rowe Price Equity Income Service Class	173,291	294,076
T. Rowe Price International Stock	60,140	130,581

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Bond Initial Class	$546,036	$1,598,932
TA Aegon Sustainable Equity Income Initial Class	37,318	574,029
TA BlackRock Government Money Market Initial Class	2,144,292	1,984,087
TA BlackRock Real Estate Securities Initial Class	25,887	217,097
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	178,197	267,961
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	19,432	8,449
TA International Focus Initial Class	380,802	376,615
TA Janus Mid-Cap Growth Initial Class	85,546	103,020
TA JPMorgan Asset Allocation - Conservative Initial Class	32,081	140,948
TA JPMorgan Asset Allocation - Moderate Initial Class	49,157	42,814
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	41,518	227,369
TA JPMorgan Diversified Equity Allocation Initial Class	148,242	2,675,062
TA JPMorgan Enhanced Index Initial Class	405,512	461,052
TA Multi-Managed Balanced Initial Class	303,146	133,280
TA S&P 500 Index Initial Class	536,445	27,690
TA Small/Mid Cap Value Initial Class	285,587	466,385
TA T. Rowe Price Small Cap Initial Class	950,992	809,987
TA TSW International Equity Initial Class	53,352	208,643
TA WMC US Growth Initial Class	2,284,890	1,768,908
Vanguard® Equity Index	5,557,497	11,373,817
Vanguard® International	1,463,778	2,399,081
Vanguard® Mid-Cap Index	1,430,846	2,101,673
Vanguard® Real Estate Index	1,160,123	1,522,492
Vanguard® Short-Term Investment Grade	2,569,834	4,144,965
Vanguard® Total Bond Market Index	4,176,335	4,593,627

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class B Shares	-	(20,066)	(20,066)	2,343	(29,202)	(26,859)
AB Sustainable Global Thematic Growth Class B Shares	-	(11)	(11)	-	(12)	(12)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	744	(4,456)	(3,712)	32	(4,007)	(3,975)
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
BNY Mellon VIF Growth and Income Initial Shares	1,161	(1,454)	(293)	84	(5,042)	(4,958)
Calvert VP SRI Balanced	4,490	(6,571)	(2,081)	3,773	(5,243)	(1,470)
Calvert VP SRI Mid Cap	1,882	(3,926)	(2,044)	260	(10,020)	(9,760)
Columbia - Acorn	5,375	(73,934)	(68,559)	2,081	(51,835)	(49,754)
Columbia - Acorn International	6,401	(65,207)	(58,806)	10,537	(62,862)	(52,325)
Columbia - Select Mid Cap Growth Class 2 Shares	548	(6,495)	(5,947)	3,174	(20,586)	(17,412)
Columbia - Seligman Global Technology Class 2 Shares	-	(13)	(13)	252	(13,577)	(13,325)
Columbia - Small Company Growth Class 1 Shares	-	(16,535)	(16,535)	2,418	(50,766)	(48,348)
CVT EAFE International Index Class I Shares	24,825	(41,026)	(16,201)	28,894	(100,506)	(71,612)
Dimensional VA Global Bond	913,412	(2,184,947)	(1,271,535)	1,376,752	(2,943,876)	(1,567,124)
Dimensional VA International Small	136,876	(933,794)	(796,918)	262,786	(644,640)	(381,854)
Dimensional VA International Value	293,066	(1,617,562)	(1,324,496)	309,139	(1,020,346)	(711,207)
Dimensional VA Short-Term Fixed	1,216,898	(3,165,589)	(1,948,691)	1,637,719	(2,957,398)	(1,319,679)
Dimensional VA U.S. Large Value	370,601	(1,436,990)	(1,066,389)	316,924	(1,706,061)	(1,389,137)
Dimensional VA U.S. Targeted Value	274,372	(843,526)	(569,154)	185,457	(853,103)	(667,646)
Federated Hermes Fund for U.S. Government Securities II	196,109	(104,466)	91,643	36,927	(104,199)	(67,272)
Federated Hermes Government Money II Service Shares	1,143,060	(1,454,464)	(311,404)	494,660	(877,127)	(382,467)
Federated Hermes High Income Bond II Primary Shares	8,932	(226,385)	(217,453)	30,152	(93,438)	(63,286)
Federated Hermes Managed Volatility II Primary Shares	5,491	(151,134)	(145,643)	600	(43,346)	(42,746)
Fidelity® VIP Asset Manager 50% Initial Class	44	(254)	(210)	-	(1,090)	(1,090)
Fidelity® VIP Contrafund® Initial Class	137,166	(143,494)	(6,328)	4,031	(232,190)	(228,159)

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Equity-Income Initial Class	1,560	(1,864)	(304)	72	(3,593)	(3,521)
Fidelity® VIP Government Money Market Initial Class	88,640	(288,614)	(199,974)	591	(10,070)	(9,479)
Fidelity® VIP Growth Initial Class	960	(1,761)	(801)	40	(3,575)	(3,535)
Fidelity® VIP Mid Cap Initial Class	2,516	(58,875)	(56,359)	1,553	(16,176)	(14,623)
Fidelity® VIP Value Strategies Initial Class	8,708	(83,236)	(74,528)	7,430	(40,379)	(32,949)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	2	(6,902)	(6,900)	6	(13,203)	(13,197)
T. Rowe Price All-Cap Opportunities	1,194	(3,308)	(2,114)	-	(2,970)	(2,970)
T. Rowe Price Equity Income Service Class	685	(3,040)	(2,355)	-	(2,130)	(2,130)
T. Rowe Price International Stock	1,354	(4,645)	(3,291)	-	(2,415)	(2,415)
TA Aegon Bond Initial Class	50,355	(827,292)	(776,937)	306,639	(1,085,775)	(779,136)
TA Aegon Sustainable Equity Income Initial Class	1,916	(186,369)	(184,453)	2,163	(55,496)	(53,333)
TA BlackRock Government Money Market Initial Class	1,873,653	(1,847,906)	25,747	4,508,101	(3,690,154)	817,947
TA BlackRock Real Estate Securities Initial Class	1,687	(58,157)	(56,470)	4,062	(33,130)	(29,068)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	49,114	(126,981)	(77,867)	23,524	(57,389)	(33,865)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	541	(2,885)	(2,344)	205	(59,976)	(59,771)
TA International Focus Initial Class	107,949	(125,694)	(17,745)	16,094	(28,649)	(12,555)
TA Janus Mid-Cap Growth Initial Class	1,562	(18,490)	(16,928)	1,802	(136,423)	(134,621)
TA JPMorgan Asset Allocation - Conservative Initial Class	88	(51,329)	(51,241)	1,031	(45,155)	(44,124)
TA JPMorgan Asset Allocation - Moderate Initial Class	174	(9,917)	(9,743)	162	(12,501)	(12,339)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(63,828)	(63,828)	61,372	(58,907)	2,465
TA JPMorgan Diversified Equity Allocation Initial Class	178	(549,905)	(549,727)	234	(12,894)	(12,660)
TA JPMorgan Enhanced Index Initial Class	2,470	(41,190)	(38,720)	13,251	(52,302)	(39,051)
TA Multi-Managed Balanced Initial Class	691	(33,158)	(32,467)	55,088	(46,385)	8,703
TA S&P 500 Index Initial Class	319,415	(13,739)	305,676	241,882	(23,989)	217,893
TA Small/Mid Cap Value Initial Class	15,107	(23,407)	(8,300)	3,843	(55,192)	(51,349)
TA T. Rowe Price Small Cap Initial Class	45,539	(155,427)	(109,888)	27,629	(137,656)	(110,027)
TA TSW International Equity Initial Class	276	(39,991)	(39,715)	880	(30,856)	(29,976)

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA WMC US Growth Initial Class	91,373	(205,817)	(114,444)	32,977	(330,059)	(297,082)
Vanguard® Equity Index	524,072	(1,511,332)	(987,260)	392,784	(1,672,946)	(1,280,162)
Vanguard® International	166,268	(864,874)	(698,606)	472,243	(1,001,772)	(529,529)
Vanguard® Mid-Cap Index	90,449	(295,265)	(204,816)	177,950	(575,165)	(397,215)
Vanguard® Real Estate Index	133,712	(305,179)	(171,467)	191,687	(553,817)	(362,130)
Vanguard® Short-Term Investment Grade	926,697	(2,350,482)	(1,423,785)	1,211,111	(2,228,401)	(1,017,290)
Vanguard® Total Bond Market Index	1,649,585	(2,499,647)	(850,062)	1,624,503	(2,346,599)	(722,096)

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class B Shares	$-	$(138,348)	$(138,348)	$14,823	$(184,387)	$(169,564)
AB Sustainable Global Thematic Growth Class B Shares	-	(21)	(21)	-	(24)	(24)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	73,422	(431,560)	(358,138)	3,447	(383,380)	(379,933)
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	(1)	(1)
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
BNY Mellon VIF Growth and Income Initial Shares	152,322	(180,508)	(28,186)	11,513	(530,525)	(519,012)
Calvert VP SRI Balanced	295,758	(430,346)	(134,588)	278,316	(325,951)	(47,635)
Calvert VP SRI Mid Cap	141,693	(314,821)	(173,128)	19,802	(817,348)	(797,546)
Columbia - Acorn	47,800	(503,703)	(455,903)	10,392	(383,113)	(372,721)
Columbia - Acorn International	32,559	(288,135)	(255,576)	41,599	(315,206)	(273,607)
Columbia - Select Mid Cap Growth Class 2 Shares	2,096	(22,330)	(20,234)	8,894	(59,759)	(50,865)
Columbia - Seligman Global Technology Class 2 Shares	-	(124)	(124)	1,941	(145,097)	(143,156)
Columbia - Small Company Growth Class 1 Shares	-	(133,168)	(133,168)	158,933	(466,225)	(307,292)
CVT EAFE International Index Class I Shares	51,377	(79,810)	(28,433)	54,453	(176,281)	(121,828)
Dimensional VA Global Bond	2,626,024	(4,731,050)	(2,105,026)	2,305,029	(5,455,962)	(3,150,933)
Dimensional VA International Small	1,026,087	(5,483,683)	(4,457,596)	1,348,060	(3,399,514)	(2,051,454)
Dimensional VA International Value	1,692,103	(7,686,863)	(5,994,760)	1,175,297	(4,269,530)	(3,094,233)
Dimensional VA Short-Term Fixed	1,827,899	(4,805,573)	(2,977,674)	2,495,021	(5,214,928)	(2,719,907)
Dimensional VA U.S. Large Value	2,557,549	(9,426,038)	(6,868,489)	1,881,364	(9,609,760)	(7,728,396)
Dimensional VA U.S. Targeted Value	2,020,230	(6,430,733)	(4,410,503)	1,410,156	(6,207,459)	(4,797,303)
Federated Hermes Fund for U.S. Government Securities II	322,433	(277,351)	45,082	64,757	(200,951)	(136,194)
Federated Hermes Government Money II Service Shares	1,573,554	(2,064,690)	(491,136)	615,559	(1,069,591)	(454,032)
Federated Hermes High Income Bond II Primary Shares	29,613	(851,365)	(821,752)	110,309	(429,173)	(318,864)
Federated Hermes Managed Volatility II Primary Shares	38,094	(557,842)	(519,748)	2,427	(164,598)	(162,171)
Fidelity® VIP Asset Manager 50% Initial Class	1,837	(11,332)	(9,495)	-	(46,531)	(46,531)
Fidelity® VIP Contrafund® Initial Class	800,135	(928,258)	(128,123)	22,653	(1,283,013)	(1,260,360)

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Equity-Income Initial Class	140,462	(165,738)	(25,276)	6,871	(276,454)	(269,583)
Fidelity® VIP Government Money Market Initial Class	$1,412,215	$(4,885,207)	$(3,472,992)	$9,773	$(140,232)	$(130,459)
Fidelity® VIP Growth Initial Class	177,013	(309,461)	(132,448)	8,194	(572,904)	(564,710)
Fidelity® VIP Mid Cap Initial Class	16,366	(374,506)	(358,140)	9,456	(104,390)	(94,934)
Fidelity® VIP Value Strategies Initial Class	43,189	(398,356)	(355,167)	31,464	(195,057)	(163,593)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	23	(96,239)	(96,216)	71	(155,317)	(155,246)
T. Rowe Price All-Cap Opportunities	224,699	(560,014)	(335,315)	-	(463,773)	(463,773)
T. Rowe Price Equity Income Service Class	66,843	(281,579)	(214,736)	-	(190,327)	(190,327)
T. Rowe Price International Stock	40,833	(127,871)	(87,038)	-	(64,468)	(64,468)
TA Aegon Bond Initial Class	95,057	(1,550,987)	(1,455,930)	549,358	(2,011,497)	(1,462,139)
TA Aegon Sustainable Equity Income Initial Class	5,757	(560,821)	(555,064)	5,785	(149,696)	(143,911)
TA BlackRock Government Money Market Initial Class	2,039,705	(1,963,128)	76,577	4,722,293	(3,867,476)	854,817
TA BlackRock Real Estate Securities Initial Class	6,694	(210,720)	(204,026)	13,304	(118,137)	(104,833)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	101,836	(261,810)	(159,974)	45,375	(109,450)	(64,075)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	1,256	(7,077)	(5,821)	464	(141,649)	(141,185)
TA International Focus Initial Class	320,410	(373,169)	(52,759)	46,679	(86,328)	(39,649)
TA Janus Mid-Cap Growth Initial Class	6,953	(97,562)	(90,609)	7,260	(580,490)	(573,230)
TA JPMorgan Asset Allocation - Conservative Initial Class	217	(135,260)	(135,043)	2,360	(100,249)	(97,889)
TA JPMorgan Asset Allocation - Moderate Initial Class	486	(28,657)	(28,171)	434	(31,911)	(31,477)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(217,132)	(217,132)	181,599	(192,715)	(11,116)
TA JPMorgan Diversified Equity Allocation Initial Class	744	(2,656,086)	(2,655,342)	934	(50,128)	(49,194)
TA JPMorgan Enhanced Index Initial Class	109,565	(444,484)	(334,919)	110,731	(1,390,935)	(1,280,204)
TA Multi-Managed Balanced Initial Class	2,368	(117,995)	(115,627)	182,330	(149,767)	32,563
TA S&P 500 Index Initial Class	522,763	(21,677)	501,086	314,742	(33,123)	281,619
TA Small/Mid Cap Value Initial Class	60,798	(453,755)	(392,957)	18,066	(619,002)	(600,936)
TA T. Rowe Price Small Cap Initial Class	226,030	(781,154)	(555,124)	135,917	(679,017)	(543,100)

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA TSW International Equity Initial Class	1,132	(201,188)	(200,056)	3,366	(123,615)	(120,249)
TA WMC US Growth Initial Class	660,404	(1,704,354)	(1,043,950)	242,075	(2,322,032)	(2,079,957)
Vanguard® Equity Index	$3,804,802	$(11,068,710)	$(7,263,908)	$2,586,493	$(10,602,090)	$(8,015,597)
Vanguard® International	458,864	(2,319,354)	(1,860,490)	1,116,527	(2,382,628)	(1,266,101)
Vanguard® Mid-Cap Index	642,905	(2,034,519)	(1,391,614)	1,149,693	(3,703,476)	(2,553,783)
Vanguard® Real Estate Index	644,698	(1,474,386)	(829,688)	877,923	(2,681,914)	(1,803,991)
Vanguard® Short-Term Investment Grade	1,611,707	(4,026,376)	(2,414,669)	1,986,570	(3,685,376)	(1,698,806)
Vanguard® Total Bond Market Index	2,940,544	(4,431,078)	(1,490,534)	2,753,483	(3,997,787)	(1,244,304)

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2025	5,679	$9.69	to	$33.05	$ 39,896	-%	0.55%	to	2.70%	12.23%	to	9.89%
12/30/2024	25,745	8.64	to	30.07	169,329	-	0.55	to	2.70	24.27	to	21.65
12/31/2023	52,604	6.95	to	24.72	278,279	-	0.55	to	2.70	34.05	to	31.26
12/31/2022	53,056	5.18	to	18.83	209,568	-	0.55	to	2.70	(29.08)	to	(30.56)
12/31/2021	53,616	7.31	to	27.12	298,881	-	0.55	to	2.70	27.95	to	25.27
AB Sustainable Global Thematic Growth Class B Shares
12/31/2025	71	3.70	to	20.18	145	-	0.55	to	2.70	5.45	to	3.24
12/30/2024	82	3.51	to	19.54	161	-	0.55	to	2.70	5.38	to	3.16
12/31/2023	94	3.33	to	18.95	178	0.03	0.55	to	2.70	15.07	to	12.67
12/31/2022	109	2.89	to	16.81	181	-	0.55	to	2.70	(27.57)	to	(29.08)
12/31/2021	123	3.99	to	23.71	285	-	0.55	to	2.70	21.90	to	19.35
Allspring VT Discovery SMID Cap Growth Class 2 Shares
12/31/2025	-	145.41	to	120.76	-	-	0.80	to	1.40	4.55	to	3.93
12/30/2024	-	139.08	to	116.19	-	-	0.80	to	1.40	17.19	to	16.49
12/31/2023	-	118.68	to	99.74	-	-	0.80	to	1.40	19.19	to	18.49
12/31/2022	-	99.57	to	84.18	-	-	0.80	to	1.40	(38.34)	to	(38.71)
12/31/2021	-	161.49	to	137.33	-	-	0.80	to	1.40	(5.80)	to	(6.35)
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2025	27,591	126.72	to	99.88	3,227,448	0.26	0.80	to	1.40	15.05	to	14.37
12/30/2024	31,303	110.14	to	87.33	3,168,774	0.55	0.80	to	1.40	23.89	to	23.16
12/31/2023	35,278	88.90	to	70.91	2,896,359	0.77	0.80	to	1.40	22.84	to	22.12
12/31/2022	41,693	72.37	to	58.07	2,815,633	0.52	0.80	to	1.40	(23.48)	to	(23.94)
12/31/2021	42,438	94.58	to	76.34	3,746,484	0.76	0.80	to	1.40	25.99	to	25.24
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2025	-	6.50	to	24.55	-	-	0.55	to	2.70	15.04	to	12.63
12/30/2024	-	5.65	to	21.79	-	0.31	0.55	to	2.70	23.89	to	21.28
12/31/2023	-	4.56	to	17.97	-	0.40	0.55	to	2.70	22.83	to	20.27
12/31/2022	-	3.71	to	14.94	-	0.41	0.55	to	2.70	(23.48)	to	(25.08)
12/31/2021	-	4.85	to	19.94	-	0.75	0.55	to	2.70	25.99	to	23.35
BNY Mellon VIF Appreciation Service Shares
12/31/2025	12,489	5.82	to	23.80	63,936	0.16	0.55	to	2.70	9.18	to	6.90
12/30/2024	12,489	5.33	to	22.27	58,778	0.18	0.55	to	2.70	11.86	to	9.51
12/31/2023	12,489	4.77	to	20.33	52,742	0.47	0.55	to	2.70	20.01	to	17.51
12/31/2022	14,490	3.97	to	17.30	51,729	0.43	0.55	to	2.70	(18.70)	to	(20.40)
12/31/2021	14,490	4.89	to	21.74	63,838	0.20	0.55	to	2.70	26.08	to	23.44
BNY Mellon VIF Growth and Income Initial Shares
12/31/2025	10,439	166.22	to	134.07	1,483,170	0.45	0.80	to	1.40	15.91	to	15.22
12/30/2024	10,732	143.40	to	116.36	1,309,694	0.53	0.80	to	1.40	21.75	to	21.02
12/31/2023	15,690	117.79	to	96.15	1,557,609	0.66	0.80	to	1.40	25.68	to	24.94
12/31/2022	16,132	93.72	to	76.95	1,279,811	0.80	0.80	to	1.40	(15.49)	to	(15.99)
12/31/2021	16,302	110.90	to	91.60	1,538,142	0.47	0.80	to	1.40	24.63	to	23.90
Calvert VP SRI Balanced
12/31/2025	41,887	82.86	to	68.17	3,140,735	1.61	0.80	to	1.40	10.59	to	9.94
12/30/2024	43,968	74.93	to	62.00	2,976,926	1.72	0.80	to	1.40	18.66	to	17.95
12/31/2023	45,438	63.14	to	52.57	2,562,338	1.57	0.80	to	1.40	15.89	to	15.21
12/31/2022	50,394	54.48	to	45.63	2,446,397	1.15	0.80	to	1.40	(16.08)	to	(16.58)
12/31/2021	56,086	64.93	to	54.69	3,242,562	1.15	0.80	to	1.40	14.20	to	13.53

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Calvert VP SRI Mid Cap
12/31/2025	50,323	$87.26	to	$71.82	$ 4,060,209	0.37%	0.80%	to	1.40%	0.65%	to	0.06%
12/30/2024	52,367	86.69	to	71.78	4,214,699	0.12	0.80	to	1.40	9.35	to	8.69
12/31/2023	62,127	79.28	to	66.04	4,605,263	0.19	0.80	to	1.40	10.76	to	10.10
12/31/2022	66,793	71.58	to	59.98	4,454,316	-	0.80	to	1.40	(20.12)	to	(20.60)
12/31/2021	69,717	89.61	to	75.54	5,815,421	0.20	0.80	to	1.40	14.11	to	13.44
Columbia - Acorn
12/31/2025	291,230	5.12	to	15.68	2,326,380	-	0.55	to	2.70	3.90	to	1.72
12/30/2024	359,789	4.93	to	15.41	2,721,843	-	0.55	to	2.70	13.55	to	11.16
12/31/2023	409,543	4.34	to	13.87	2,757,752	-	0.55	to	2.70	21.07	to	18.55
12/31/2022	444,965	3.59	to	11.70	2,442,202	-	0.55	to	2.70	(33.83)	to	(35.21)
12/31/2021	526,134	5.42	to	18.05	4,204,764	0.72	0.55	to	2.70	8.30	to	6.04
Columbia - Acorn International
12/31/2025	292,353	3.97	to	12.27	1,382,370	1.23	0.55	to	2.70	12.14	to	9.79
12/30/2024	351,159	3.54	to	11.17	1,468,814	1.36	0.55	to	2.70	(8.75)	to	(10.68)
12/31/2023	403,484	3.88	to	12.51	1,893,828	0.27	0.55	to	2.70	16.32	to	13.89
12/31/2022	575,258	3.34	to	10.98	2,340,017	0.91	0.55	to	2.70	(34.21)	to	(35.58)
12/31/2021	604,191	5.07	to	17.05	3,714,414	0.55	0.55	to	2.70	18.16	to	15.69
Columbia - Select Mid Cap Growth Class 2 Shares
12/31/2025	10,648	3.91	to	23.34	41,363	-	0.55	to	2.70	14.23	to	11.84
12/30/2024	16,595	3.43	to	20.87	56,423	-	0.55	to	2.70	22.69	to	20.11
12/31/2023	34,007	2.79	to	17.37	93,417	-	0.55	to	2.70	24.24	to	21.65
12/31/2022	49,336	2.25	to	14.28	109,494	-	0.55	to	2.70	(31.39)	to	(32.82)
12/31/2021	64,702	3.28	to	21.26	209,656	-	0.55	to	2.70	15.64	to	13.21
Columbia - Seligman Global Technology Class 2 Shares
12/31/2025	11,836	20.67	to	50.29	153,818	-	0.55	to	2.70	33.64	to	30.84
12/30/2024	11,849	15.47	to	38.44	116,423	-	0.55	to	2.70	25.88	to	23.24
12/31/2023	25,174	12.29	to	31.19	217,174	-	0.55	to	2.70	44.08	to	41.08
12/31/2022	47,625	8.53	to	22.11	303,930	-	0.55	to	2.70	(32.23)	to	(33.65)
12/31/2021	47,729	12.59	to	33.32	450,742	0.28	0.55	to	2.70	37.93	to	35.04
Columbia - Small Company Growth Class 1 Shares
12/31/2025	102,791	7.25	to	28.43	977,162	-	0.55	to	2.70	21.02	to	18.49
12/30/2024	119,326	5.99	to	23.99	938,009	2.41	0.55	to	2.70	23.43	to	20.83
12/31/2023	167,674	4.86	to	19.86	1,029,644	-	0.55	to	2.70	25.94	to	23.31
12/31/2022	177,703	3.86	to	16.10	875,622	-	0.55	to	2.70	(36.12)	to	(37.46)
12/31/2021	249,547	6.04	to	25.75	1,905,581	-	0.55	to	2.70	(3.43)	to	(5.46)
CVT EAFE International Index Class I Shares
12/31/2025	758,754	2.30	to	2.09	1,680,929	2.53	0.80	to	1.40	29.86	to	29.10
12/30/2024	774,955	1.77	to	1.62	1,325,511	2.67	0.80	to	1.40	2.32	to	1.71
12/31/2023	846,567	1.73	to	1.60	1,415,813	2.92	0.80	to	1.40	16.84	to	16.15
12/31/2022	893,963	1.48	to	1.37	1,279,955	3.53	0.80	to	1.40	(15.26)	to	(15.76)
12/31/2021	906,904	1.75	to	1.63	1,536,025	1.78	0.80	to	1.40	10.00	to	9.34
Dimensional VA Global Bond
12/31/2025	20,409,974	1.60	to	10.00	36,686,826	4.06	0.55	to	1.85	3.78	to	2.46
12/30/2024	21,681,509	1.55	to	9.76	37,456,926	4.75	0.55	to	1.85	4.81	to	3.46
12/31/2023	23,248,633	1.48	to	9.44	38,845,826	3.79	0.55	to	1.85	4.48	to	3.15
12/31/2022	25,499,129	1.41	to	9.15	40,741,070	1.53	0.55	to	1.85	(6.84)	to	(8.03)
12/31/2021	27,867,842	1.52	to	9.95	47,721,430	0.72	0.55	to	1.85	(1.58)	to	(2.84)
Dimensional VA International Small
12/31/2025	3,973,435	5.05	to	18.55	26,096,577	3.24	0.55	to	1.85	36.24	to	34.50
12/30/2024	4,770,353	3.71	to	13.79	22,883,535	3.33	0.55	to	1.85	3.25	to	1.92
12/31/2023	5,152,207	3.59	to	13.53	24,131,509	3.01	0.55	to	1.85	13.49	to	12.04
12/31/2022	6,036,655	3.17	to	12.08	24,431,436	2.49	0.55	to	1.85	(18.09)	to	(19.14)
12/31/2021	6,313,609	3.87	to	14.94	31,416,540	2.48	0.55	to	1.85	13.94	to	12.48

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Dimensional VA International Value
12/31/2025	6,750,953	$4.24	to	$2.30	$ 35,819,285	4.23%	0.55%	to	1.85%	44.84%	to	43.00%
12/30/2024	8,075,449	2.93	to	1.61	29,614,208	3.81	0.55	to	1.85	6.04	to	4.68
12/31/2023	8,786,656	2.76	to	1.54	30,818,028	4.62	0.55	to	1.85	17.22	to	15.73
12/31/2022	10,134,794	2.36	to	1.33	29,812,510	3.84	0.55	to	1.85	(3.98)	to	(5.21)
12/31/2021	10,985,692	2.46	to	1.40	33,820,327	3.82	0.55	to	1.85	17.47	to	15.97
Dimensional VA Short-Term Fixed
12/31/2025	21,019,071	1.33	to	0.95	31,001,142	4.12	0.55	to	1.85	3.76	to	2.44
12/30/2024	22,967,762	1.28	to	0.93	32,857,926	4.67	0.55	to	1.85	4.90	to	3.56
12/31/2023	24,287,441	1.22	to	0.89	33,978,984	3.67	0.55	to	1.85	4.41	to	3.08
12/31/2022	26,711,524	1.17	to	0.87	35,979,779	1.23	0.55	to	1.85	(1.70)	to	(2.95)
12/31/2021	29,717,141	1.19	to	0.89	40,351,533	0.01	0.55	to	1.85	(0.74)	to	(2.00)
Dimensional VA U.S. Large Value
12/31/2025	9,507,971	5.80	to	3.88	61,473,149	1.85	0.55	to	1.85	15.19	to	13.72
12/30/2024	10,574,360	5.04	to	3.41	59,817,541	1.97	0.55	to	1.85	12.76	to	11.31
12/31/2023	11,963,497	4.47	to	3.07	60,020,930	2.19	0.55	to	1.85	10.32	to	8.91
12/31/2022	13,644,212	4.05	to	2.81	61,627,910	2.16	0.55	to	1.85	(5.40)	to	(6.60)
12/31/2021	15,029,614	4.28	to	3.01	72,246,267	1.63	0.55	to	1.85	26.34	to	24.73
Dimensional VA U.S. Targeted Value
12/31/2025	4,861,537	5.54	to	3.91	36,680,531	1.77	0.55	to	1.85	8.35	to	6.97
12/30/2024	5,430,691	5.11	to	3.66	38,177,957	1.37	0.55	to	1.85	7.54	to	6.16
12/31/2023	6,098,337	4.75	to	3.45	40,169,288	1.50	0.55	to	1.85	19.38	to	17.86
12/31/2022	7,684,657	3.98	to	2.92	40,595,522	1.26	0.55	to	1.85	(4.74)	to	(5.95)
12/31/2021	8,651,371	4.18	to	3.11	48,092,886	1.33	0.55	to	1.85	38.92	to	37.15
Federated Hermes Fund for U.S. Government Securities II
12/31/2025	906,412	1.50	to	8.65	1,634,902	3.71	0.55	to	2.70	6.22	to	3.99
12/30/2024	814,769	1.41	to	8.31	1,496,917	3.70	0.55	to	2.70	0.03	to	(2.08)
12/31/2023	882,041	1.41	to	8.49	1,635,901	2.50	0.55	to	2.70	3.62	to	1.46
12/31/2022	739,077	1.36	to	8.37	1,431,467	1.93	0.55	to	2.70	(13.03)	to	(14.84)
12/31/2021	1,063,865	1.56	to	9.83	2,241,897	2.34	0.55	to	2.70	(2.58)	to	(4.62)
Federated Hermes Government Money II Service Shares
12/31/2025	3,910,912	1.23	to	9.34	5,322,215	3.68	0.55	to	2.70	3.17	to	1.01
12/30/2024	4,222,316	1.19	to	9.24	5,645,144	4.58	0.55	to	2.70	4.10	to	1.91
12/31/2023	4,604,783	1.14	to	9.07	5,873,826	4.42	0.55	to	2.70	3.95	to	1.78
12/31/2022	6,156,894	1.10	to	8.91	7,638,038	1.20	0.55	to	2.70	0.61	to	(1.50)
12/31/2021	4,782,330	1.09	to	9.05	5,852,319	-	0.55	to	2.70	(0.55)	to	(2.63)
Federated Hermes High Income Bond II Primary Shares
12/31/2025	459,136	3.27	to	11.85	2,070,169	6.26	0.55	to	2.70	7.64	to	5.38
12/30/2024	676,589	3.03	to	11.24	2,718,489	5.57	0.55	to	2.70	5.69	to	3.46
12/31/2023	739,875	2.87	to	10.86	2,889,650	6.00	0.55	to	2.70	12.10	to	9.76
12/31/2022	916,710	2.56	to	9.90	3,131,730	5.60	0.55	to	2.70	(12.26)	to	(14.09)
12/31/2021	1,293,566	2.92	to	11.52	4,837,118	4.92	0.55	to	2.70	4.27	to	2.09
Federated Hermes Managed Volatility II Primary Shares
12/31/2025	754,744	3.87	to	14.08	2,520,230	3.05	0.55	to	2.70	6.45	to	4.22
12/30/2024	900,387	3.64	to	13.51	2,890,834	2.19	0.55	to	2.70	14.92	to	12.50
12/31/2023	943,133	3.16	to	12.01	2,675,145	1.87	0.55	to	2.70	8.09	to	5.83
12/31/2022	942,378	2.93	to	11.35	2,534,155	1.94	0.55	to	2.70	(14.23)	to	(16.02)
12/31/2021	1,045,870	3.41	to	13.51	3,270,345	1.79	0.55	to	2.70	17.86	to	15.40
Fidelity® VIP Asset Manager 50% Initial Class
12/31/2025	9,275	60.15	to	48.99	454,354	2.56	0.80	to	1.40	14.07	to	13.40
12/30/2024	9,485	52.73	to	43.20	409,769	2.39	0.80	to	1.40	7.63	to	6.99
12/31/2023	10,575	48.99	to	40.38	427,812	2.13	0.80	to	1.40	12.05	to	11.39
12/31/2022	12,405	43.72	to	36.25	454,445	2.00	0.80	to	1.40	(15.61)	to	(16.11)
12/31/2021	13,440	51.81	to	43.21	587,881	1.63	0.80	to	1.40	9.05	to	8.40

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Fidelity® VIP Contrafund® Initial Class
12/31/2025	1,261,392	$7.29	to	$31.12	$ 8,937,669	0.14%	0.55%	to	2.70%	20.82%	to	18.29%
12/30/2024	1,267,720	6.04	to	26.31	7,419,535	0.18	0.55	to	2.70	33.06	to	30.26
12/31/2023	1,495,879	4.54	to	20.19	6,598,135	0.47	0.55	to	2.70	32.72	to	29.96
12/31/2022	1,721,464	3.42	to	15.54	5,694,931	0.51	0.55	to	2.70	(26.72)	to	(28.25)
12/31/2021	1,891,613	4.66	to	21.66	8,519,292	0.06	0.55	to	2.70	27.14	to	24.48
Fidelity® VIP Equity-Income Initial Class
12/31/2025	13,544	118.32	to	96.80	1,330,025	1.83	0.80	to	1.40	18.08	to	17.38
12/30/2024	13,848	100.21	to	82.47	1,158,902	1.73	0.80	to	1.40	14.43	to	13.75
12/31/2023	17,369	87.58	to	72.50	1,273,813	1.87	0.80	to	1.40	9.77	to	9.12
12/31/2022	18,848	79.78	to	66.44	1,265,975	1.90	0.80	to	1.40	(5.71)	to	(6.27)
12/31/2021	19,334	84.61	to	70.88	1,387,546	1.87	0.80	to	1.40	23.90	to	23.17
Fidelity® VIP Government Money Market Initial Class
12/31/2025	96,519	17.29	to	14.37	1,529,413	4.14	0.80	to	1.40	3.31	to	2.70
12/30/2024	296,493	16.74	to	14.00	4,848,441	4.99	0.80	to	1.40	4.27	to	3.65
12/31/2023	305,972	16.05	to	13.50	4,781,912	4.79	0.80	to	1.40	4.06	to	3.45
12/31/2022	313,616	15.43	to	13.05	4,706,059	1.42	0.80	to	1.40	0.63	to	0.04
12/31/2021	318,992	15.33	to	13.05	4,752,589	0.01	0.80	to	1.40	(0.78)	to	(1.37)
Fidelity® VIP Growth Initial Class
12/31/2025	13,743	242.96	to	192.38	2,729,292	0.30	0.80	to	1.40	13.99	to	13.31
12/30/2024	14,544	213.15	to	169.78	2,545,973	-	0.80	to	1.40	29.35	to	28.58
12/31/2023	18,079	164.78	to	132.04	2,446,599	0.13	0.80	to	1.40	35.16	to	34.36
12/31/2022	19,014	121.92	to	98.27	1,913,799	0.61	0.80	to	1.40	(25.06)	to	(25.50)
12/31/2021	20,589	162.68	to	131.90	2,763,678	-	0.80	to	1.40	22.24	to	21.51
Fidelity® VIP Mid Cap Initial Class
12/31/2025	119,511	7.36	to	18.93	857,632	0.39	0.55	to	2.70	11.14	to	8.82
12/30/2024	175,870	6.63	to	17.39	1,142,528	0.53	0.55	to	2.70	16.85	to	14.39
12/31/2023	190,493	5.67	to	15.21	1,061,380	0.58	0.55	to	2.70	14.45	to	12.06
12/31/2022	208,087	4.95	to	13.57	1,014,474	0.49	0.55	to	2.70	(15.21)	to	(16.98)
12/31/2021	234,293	5.84	to	16.35	1,347,811	0.50	0.55	to	2.70	24.92	to	22.30
Fidelity® VIP Value Strategies Initial Class
12/31/2025	148,951	5.42	to	19.82	744,199	0.99	0.55	to	2.70	7.39	to	5.15
12/30/2024	223,479	5.04	to	18.85	1,066,549	0.97	0.55	to	2.70	8.80	to	6.51
12/31/2023	256,428	4.63	to	17.70	1,134,123	1.14	0.55	to	2.70	20.19	to	17.68
12/31/2022	291,743	3.86	to	15.04	1,080,807	1.09	0.55	to	2.70	(7.53)	to	(9.47)
12/31/2021	313,386	4.17	to	16.61	1,257,436	1.41	0.55	to	2.70	32.87	to	30.09
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares
12/31/2025	41,619	15.59	to	13.22	639,551	0.31	0.55	to	2.70	35.03	to	32.20
12/30/2024	48,519	11.54	to	10.00	553,655	1.34	0.55	to	2.70	5.40	to	3.18
12/31/2023	61,716	10.95	to	9.69	669,656	1.41	0.55	to	2.70	3.24	to	1.08
12/31/2022	68,936	10.61	to	9.59	725,724	0.16	0.55	to	2.70	(25.41)	to	(26.97)
12/31/2021	79,583	14.22	to	13.13	1,124,940	0.91	0.55	to	2.70	(8.09)	to	(10.02)
T. Rowe Price All-Cap Opportunities
12/31/2025	6,649	235.79	to	199.58	1,334,474	-	0.80	to	1.40	15.38	to	14.70
12/30/2024	8,763	204.35	to	174.00	1,531,722	0.07	0.80	to	1.40	24.16	to	23.42
12/31/2023	11,733	164.59	to	140.98	1,660,241	0.25	0.80	to	1.40	27.94	to	27.19
12/31/2022	12,674	128.64	to	110.84	1,413,050	-	0.80	to	1.40	(22.13)	to	(22.59)
12/31/2021	13,890	165.21	to	143.19	2,000,674	-	0.80	to	1.40	19.84	to	19.13
T. Rowe Price Equity Income Service Class
12/31/2025	9,124	127.39	to	103.79	962,997	1.60	0.80	to	1.40	13.45	to	12.78
12/30/2024	11,479	112.28	to	92.03	1,071,739	1.81	0.80	to	1.40	10.81	to	10.15
12/31/2023	13,609	101.33	to	83.55	1,151,851	2.10	0.80	to	1.40	8.67	to	8.03
12/31/2022	13,761	93.24	to	77.34	1,078,861	1.82	0.80	to	1.40	(4.11)	to	(4.67)
12/31/2021	15,793	97.24	to	81.13	1,299,466	1.56	0.80	to	1.40	24.55	to	23.82

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
T. Rowe Price International Stock
12/31/2025	6,116	$38.05	to	$31.14	$ 191,710	1.81%	0.80%	to	1.40%	17.47%	to	16.78%
12/30/2024	9,407	32.39	to	26.66	251,909	0.87	0.80	to	1.40	2.43	to	1.82
12/31/2023	11,822	31.62	to	26.19	310,630	0.98	0.80	to	1.40	15.32	to	14.64
12/31/2022	12,466	27.42	to	22.84	285,643	0.72	0.80	to	1.40	(16.48)	to	(16.98)
12/31/2021	14,871	32.83	to	27.52	410,209	0.58	0.80	to	1.40	0.52	to	(0.08)
TA Aegon Bond Initial Class
12/31/2025	3,574,171	1.88	to	9.49	6,818,927	6.22	0.55	to	2.70	6.54	to	4.31
12/30/2024	4,351,108	1.76	to	9.10	7,822,962	4.18	0.55	to	2.70	1.58	to	(0.56)
12/31/2023	5,130,244	1.74	to	9.15	9,158,563	0.89	0.55	to	2.70	5.87	to	3.66
12/31/2022	6,321,483	1.64	to	8.83	10,719,881	2.64	0.55	to	2.70	(15.30)	to	(17.07)
12/31/2021	7,283,721	1.94	to	10.64	14,711,246	1.52	0.55	to	2.70	(1.42)	to	(3.48)
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	373,171	3.34	to	13.78	1,146,516	1.53	0.55	to	2.70	10.65	to	8.33
12/30/2024	557,624	3.02	to	12.72	1,576,822	2.09	0.55	to	2.70	16.29	to	13.84
12/31/2023	610,957	2.59	to	11.18	1,492,516	2.11	0.55	to	2.70	5.70	to	3.49
12/31/2022	796,162	2.45	to	10.80	1,844,875	2.18	0.55	to	2.70	(12.11)	to	(13.95)
12/31/2021	849,774	2.79	to	12.55	2,249,778	2.10	0.55	to	2.70	21.75	to	19.21
TA BlackRock Government Money Market Initial Class
12/31/2025	3,602,727	1.10	to	1.02	3,946,778	3.98	0.80	to	1.40	3.24	to	2.63
12/30/2024	3,576,980	1.06	to	0.99	3,786,626	4.92	0.80	to	1.40	4.20	to	3.58
12/31/2023	2,759,033	1.02	to	0.96	2,799,738	4.78	0.80	to	1.40	4.03	to	3.42
12/31/2022	2,116,219	0.98	to	0.93	2,064,856	1.38	0.80	to	1.40	0.60	to	0.01
12/31/2021	2,398,216	0.97	to	0.93	2,323,103	-	0.80	to	1.40	(0.78)	to	(1.38)
TA BlackRock Real Estate Securities Initial Class
12/31/2025	219,200	3.22	to	11.35	967,027	1.88	0.55	to	2.70	8.91	to	6.64
12/30/2024	275,670	2.96	to	10.65	1,081,042	2.19	0.55	to	2.70	0.70	to	(1.42)
12/31/2023	304,738	2.94	to	10.80	1,176,893	5.82	0.55	to	2.70	12.71	to	10.36
12/31/2022	329,287	2.61	to	9.79	1,160,178	3.48	0.55	to	2.70	(28.58)	to	(30.08)
12/31/2021	388,906	3.65	to	14.00	1,948,142	2.51	0.55	to	2.70	25.53	to	22.91
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2025	511,044	2.21	to	13.46	1,127,584	2.71	0.55	to	2.70	10.56	to	8.24
12/30/2024	588,911	2.00	to	12.44	1,174,200	2.41	0.55	to	2.70	8.79	to	6.50
12/31/2023	622,776	1.83	to	11.68	1,141,403	1.77	0.55	to	2.70	12.79	to	10.44
12/31/2022	681,777	1.63	to	10.57	1,107,107	2.48	0.55	to	2.70	(14.54)	to	(16.33)
12/31/2021	218,862	1.90	to	12.64	415,950	1.37	0.55	to	2.70	9.05	to	6.77
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2025	89,878	2.65	to	15.98	234,358	2.18	0.55	to	2.70	11.88	to	9.54
12/30/2024	92,222	2.37	to	14.59	215,173	2.21	0.55	to	2.70	12.89	to	10.52
12/31/2023	151,993	2.10	to	13.20	315,133	1.64	0.55	to	2.70	17.44	to	14.99
12/31/2022	169,798	1.79	to	11.48	296,697	1.71	0.55	to	2.70	(14.78)	to	(16.57)
12/31/2021	179,125	2.10	to	13.76	367,954	1.12	0.55	to	2.70	13.62	to	11.24
TA International Focus Initial Class
12/31/2025	157,015	3.01	to	13.42	456,545	1.73	0.55	to	2.70	5.89	to	3.68
12/30/2024	174,760	2.84	to	12.94	481,859	2.32	0.55	to	2.70	(1.60)	to	(3.67)
12/31/2023	187,315	2.89	to	13.44	527,263	2.02	0.55	to	2.70	11.92	to	9.58
12/31/2022	226,795	2.58	to	12.26	572,553	3.07	0.55	to	2.70	(20.48)	to	(22.14)
12/31/2021	228,655	3.25	to	15.75	726,451	1.32	0.55	to	2.70	10.21	to	7.91
TA Janus Mid-Cap Growth Initial Class
12/31/2025	149,587	6.21	to	22.74	668,318	0.01	0.55	to	2.70	7.52	to	5.27
12/30/2024	166,515	5.78	to	21.61	712,499	0.14	0.55	to	2.70	13.76	to	11.36
12/31/2023	301,136	5.08	to	19.40	1,140,937	-	0.55	to	2.70	16.40	to	13.98
12/31/2022	200,677	4.37	to	17.02	652,871	-	0.55	to	2.70	(17.17)	to	(18.90)
12/31/2021	180,236	5.27	to	20.99	715,592	0.23	0.55	to	2.70	16.66	to	14.22

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2025	289,313	$2.47	to	$12.15	$ 722,633	4.02%	0.55%	to	2.70%	10.02%	to	7.72%
12/30/2024	340,554	2.25	to	11.28	782,859	2.01	0.55	to	2.70	5.14	to	2.93
12/31/2023	384,678	2.14	to	10.96	842,518	2.11	0.55	to	2.70	6.47	to	4.24
12/31/2022	466,574	2.01	to	10.51	956,047	5.79	0.55	to	2.70	(15.82)	to	(17.58)
12/31/2021	594,517	2.38	to	12.75	1,444,170	2.63	0.55	to	2.70	5.32	to	3.12
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2025	518,342	3.01	to	13.74	1,533,266	3.33	0.55	to	2.70	11.28	to	8.95
12/30/2024	528,085	2.71	to	12.61	1,409,835	1.59	0.55	to	2.70	7.43	to	5.17
12/31/2023	540,424	2.52	to	11.99	1,348,195	2.09	0.55	to	2.70	8.51	to	6.24
12/31/2022	584,896	2.32	to	11.28	1,348,333	5.05	0.55	to	2.70	(16.53)	to	(18.28)
12/31/2021	638,777	2.78	to	13.81	1,785,318	1.95	0.55	to	2.70	8.58	to	6.31
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2025	424,123	3.67	to	15.99	1,572,387	2.66	0.55	to	2.70	12.51	to	10.16
12/30/2024	487,951	3.26	to	14.52	1,608,312	1.21	0.55	to	2.70	10.44	to	8.11
12/31/2023	485,486	2.95	to	13.43	1,461,209	1.99	0.55	to	2.70	11.60	to	9.27
12/31/2022	512,750	2.64	to	12.29	1,386,349	5.41	0.55	to	2.70	(17.81)	to	(19.52)
12/31/2021	573,404	3.22	to	15.27	1,891,023	2.15	0.55	to	2.70	13.32	to	10.95
TA JPMorgan Diversified Equity Allocation Initial Class
12/31/2025	210,487	4.93	to	21.30	1,051,209	1.95	0.55	to	2.70	18.80	to	16.32
12/30/2024	760,214	4.15	to	18.31	3,221,007	1.34	0.55	to	2.70	15.73	to	13.30
12/31/2023	772,874	3.59	to	16.16	2,834,476	1.68	0.55	to	2.70	19.68	to	17.19
12/31/2022	851,648	3.00	to	13.79	2,620,118	6.06	0.55	to	2.70	(22.99)	to	(24.60)
12/31/2021	802,493	3.89	to	18.29	3,204,091	1.67	0.55	to	2.70	18.99	to	16.50
TA JPMorgan Enhanced Index Initial Class
12/31/2025	200,146	7.90	to	27.28	2,515,487	0.69	0.55	to	2.70	15.58	to	13.16
12/30/2024	238,866	6.84	to	24.11	2,500,696	0.69	0.55	to	2.70	23.55	to	20.95
12/31/2023	277,917	5.53	to	19.93	3,082,164	0.82	0.55	to	2.70	26.97	to	24.32
12/31/2022	301,422	4.36	to	16.03	2,579,134	0.68	0.55	to	2.70	(18.80)	to	(20.49)
12/31/2021	316,410	5.37	to	20.16	3,255,468	0.76	0.55	to	2.70	29.41	to	26.70
TA Multi-Managed Balanced Initial Class
12/31/2025	547,569	4.07	to	18.36	2,162,602	2.10	0.55	to	2.70	12.44	to	10.09
12/30/2024	580,036	3.62	to	16.68	2,037,767	1.97	0.55	to	2.70	14.31	to	11.90
12/31/2023	571,333	3.17	to	14.91	1,753,259	1.56	0.55	to	2.70	18.08	to	15.62
12/31/2022	578,057	2.68	to	12.89	1,497,486	1.19	0.55	to	2.70	(16.74)	to	(18.48)
12/31/2021	612,087	3.22	to	15.82	1,904,204	1.15	0.55	to	2.70	16.40	to	13.96
TA S&P 500 Index Initial Class
12/31/2025	895,400	17.05	to	15.78	1,524,258	0.84	0.55	to	2.70	17.00	to	14.55
12/30/2024	589,724	14.57	to	13.77	858,223	1.07	0.55	to	2.70	24.14	to	21.53
12/31/2023	371,831	11.74	to	11.33	436,258	0.72	0.55	to	2.70	25.40	to	22.79
12/31/2022(1)	96,187	9.36	to	9.23	90,039	1.23	0.55	to	2.70	-	to	-
TA Small/Mid Cap Value Initial Class
12/31/2025	175,391	4.06	to	16.31	1,921,164	1.23	0.55	to	2.70	9.21	to	6.93
12/30/2024	183,691	3.72	to	15.25	2,139,018	0.94	0.55	to	2.70	8.26	to	5.98
12/31/2023	235,040	3.43	to	14.39	2,539,487	1.04	0.55	to	2.70	11.78	to	9.45
12/31/2022	298,107	3.07	to	13.15	2,594,770	0.62	0.55	to	2.70	(8.81)	to	(10.72)
12/31/2021	287,390	3.37	to	14.72	2,747,254	0.62	0.55	to	2.70	27.42	to	24.76
TA T. Rowe Price Small Cap Initial Class
12/31/2025	873,053	5.60	to	18.87	4,767,300	-	0.55	to	2.70	9.67	to	7.37
12/30/2024	982,941	5.11	to	17.58	4,901,526	-	0.55	to	2.70	12.16	to	9.80
12/31/2023	1,092,968	4.56	to	16.01	4,865,157	-	0.55	to	2.70	20.54	to	18.02
12/31/2022	1,303,155	3.78	to	13.57	4,793,404	-	0.55	to	2.70	(22.81)	to	(24.43)
12/31/2021	1,327,467	4.90	to	17.95	6,329,681	-	0.55	to	2.70	10.76	to	8.45

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA TSW International Equity Initial Class
12/31/2025	199,824	$3.43	to	$16.13	$ 726,393	2.13%	0.55%	to	2.70%	31.14%	to	28.40%
12/30/2024	239,539	2.62	to	12.56	719,543	2.91	0.55	to	2.70	2.82	to	0.65
12/31/2023	269,515	2.55	to	12.48	817,676	1.07	0.55	to	2.70	14.85	to	12.45
12/31/2022	289,049	2.22	to	11.10	771,801	3.47	0.55	to	2.70	(14.87)	to	(16.65)
12/31/2021	210,498	2.60	to	13.32	773,588	1.82	0.55	to	2.70	12.79	to	10.43
TA WMC US Growth Initial Class
12/31/2025	1,158,352	9.46	to	34.42	10,496,900	-	0.55	to	2.70	17.11	to	14.66
12/30/2024	1,272,796	8.08	to	30.02	9,870,073	0.01	0.55	to	2.70	28.29	to	25.59
12/31/2023	1,569,878	6.30	to	23.90	9,532,552	0.04	0.55	to	2.70	41.31	to	38.36
12/31/2022	1,803,174	4.46	to	17.27	7,779,046	-	0.55	to	2.70	(31.72)	to	(33.15)
12/31/2021	1,752,579	6.53	to	25.84	11,036,591	0.08	0.55	to	2.70	20.01	to	17.49
Vanguard® Equity Index
12/31/2025	7,049,281	8.04	to	27.31	57,173,589	1.11	0.55	to	2.70	17.06	to	14.61
12/30/2024	8,036,541	6.86	to	23.83	55,667,119	1.31	0.55	to	2.70	24.15	to	21.54
12/31/2023	9,316,703	5.53	to	19.60	51,990,884	1.45	0.55	to	2.70	25.43	to	22.81
12/31/2022	10,058,108	4.41	to	15.96	44,738,923	1.35	0.55	to	2.70	(18.68)	to	(20.38)
12/31/2021	11,412,047	5.42	to	20.05	62,575,597	1.30	0.55	to	2.70	27.85	to	25.17
Vanguard® International
12/31/2025	5,446,606	2.88	to	21.03	15,515,064	0.86	0.55	to	2.70	19.31	to	16.82
12/30/2024	6,145,212	2.42	to	18.00	14,665,451	1.21	0.55	to	2.70	8.41	to	6.13
12/31/2023	6,674,741	2.23	to	16.96	14,712,911	1.53	0.55	to	2.70	14.03	to	11.65
12/31/2022	6,785,990	1.96	to	15.19	13,109,670	1.29	0.55	to	2.70	(30.50)	to	(31.96)
12/31/2021	6,831,636	2.81	to	22.33	18,982,511	0.28	0.55	to	2.70	(2.08)	to	(4.13)
Vanguard® Mid-Cap Index
12/31/2025	1,764,679	7.09	to	19.43	12,775,678	1.27	0.55	to	2.70	10.93	to	8.61
12/30/2024	1,969,495	6.39	to	17.89	12,860,029	1.42	0.55	to	2.70	14.44	to	12.79
12/31/2023	2,366,710	5.58	to	15.97	13,550,563	1.48	0.55	to	2.70	15.20	to	(20.95)
12/31/2022	2,700,687	4.85	to	14.16	13,384,229	1.12	0.55	to	2.70	(19.26)	to	21.09
12/31/2021	2,976,111	6.00	to	17.91	18,297,053	1.17	0.55	to	2.70	23.68	to	14.97
Vanguard® Real Estate Index
12/31/2025	2,415,793	4.45	to	12.16	11,685,084	2.76	0.55	to	2.70	2.55	to	0.40
12/30/2024	2,587,260	4.34	to	12.12	12,217,711	3.23	0.55	to	2.70	4.17	to	1.97
12/31/2023	2,949,390	4.17	to	11.88	13,432,728	2.53	0.55	to	2.70	11.09	to	8.77
12/31/2022	3,222,323	3.75	to	10.92	13,255,445	1.91	0.55	to	2.70	(26.70)	to	(28.23)
12/31/2021	3,423,345	5.12	to	15.22	19,250,096	2.10	0.55	to	2.70	39.44	to	36.52
Vanguard® Short-Term Investment Grade
12/31/2025	13,394,586	1.74	to	10.12	23,686,215	4.16	0.55	to	2.70	6.27	to	4.04
12/30/2024	14,818,371	1.63	to	9.72	24,677,619	3.68	0.55	to	2.70	4.32	to	2.12
12/31/2023	15,835,661	1.57	to	9.52	25,346,745	2.11	0.55	to	2.70	5.58	to	3.37
12/31/2022	16,221,214	1.48	to	9.21	24,585,003	1.70	0.55	to	2.70	(6.24)	to	(8.20)
12/31/2021	18,438,884	1.58	to	10.03	29,866,930	2.11	0.55	to	2.70	(1.00)	to	(3.07)
Vanguard® Total Bond Market Index
12/31/2025	21,278,787	1.76	to	9.32	38,521,666	3.44	0.55	to	2.70	6.35	to	4.13
12/30/2024	22,128,849	1.66	to	8.95	37,721,467	2.80	0.55	to	2.70	0.69	to	(1.43)
12/31/2023	22,850,945	1.65	to	9.08	38,727,924	2.36	0.55	to	2.70	5.00	to	2.81
12/31/2022	21,226,968	1.57	to	8.83	34,251,982	2.10	0.55	to	2.70	(13.69)	to	(15.49)
12/31/2021	22,869,040	1.82	to	10.45	42,814,906	2.16	0.55	to	2.70	(2.25)	to	(4.30)

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. An annual charge ranging from 0.40% to 2.55% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA CC
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.